Investment Risks	Dec. 31, 2025
Penn Capital Short Duration High Income Fund | Credit Risk [Member]
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Credit Risk. Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. The value of any underlying collateral, the creditworthiness of the borrower and the priority of the lien are each of great importance. The Adviser cannot guarantee the adequacy of the protection of the Fund’s interests, including the validity or enforceability of the loan and the maintenance of the anticipated priority and perfection of the applicable security interests. Furthermore, the Adviser cannot assure that claims may not be asserted that might interfere with enforcement of the rights of the holder(s) of the relevant debt. Additionally, changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes. The Fund could also be delayed or hindered in its enforcement of rights against an issuer, guarantor, or counterparty.

Penn Capital Short Duration High Income Fund | High Yield Securities Risk
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High Yield Securities Risk. High yield securities and unrated securities of similar credit quality, commonly known as “junk” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, a greater level of liquidity risk, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

Penn Capital Short Duration High Income Fund | Debt/Fixed Income Securities Risk
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Debt/Fixed Income Securities Risk. The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are generally subject to interest rate risk, prepayment/extension risk, and credit risk.

Penn Capital Short Duration High Income Fund | Leveraged Companies Risk
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Leveraged Companies Risk. Securities of leveraged companies tend to be more sensitive to issuer, political, market and economic developments than the market as a whole and the securities of other types of companies. A decrease in the credit quality of a leveraged company can lead to a significant decrease in the value of the company’s securities. Leveraged companies can have limited access to additional capital.

Penn Capital Short Duration High Income Fund | Management Risk
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●	Management Risk. The Fund may not meet its investment objective based on the Advisor’s success or failure to implement the Fund’s investment strategies.

Penn Capital Short Duration High Income Fund | Prepayment/Extension Risk
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Prepayment/Extension Risk. In connection with the Fund’s investments in fixed income securities, the Fund may be forced to invest in securities with lower yields and thus reducing its income if issuers prepay certain fixed income securities. Issuers may decrease prepayments of principal when interest rates increase, extending the average life and duration of a fixed income security and causing the value of the security to decline.

Penn Capital Short Duration High Income Fund | Income Risk
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●	Income Risk. Income risk is the possibility that the Fund’s income will decline because of falling interest rates.

Penn Capital Short Duration High Income Fund | Interest Rate Risk
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Interest Rate Risk. An increase in interest rates may cause a fall in the value of the fixed income securities in which the Fund may invest. Declines in value are greater for fixed income securities, as well as funds, with longer maturities or durations. Duration measures the sensitivity of a security’s price to changes in interest rates. This measure incorporates a security’s coupon, maturity, and call features, among other factors.

Penn Capital Short Duration High Income Fund | Bank Loan Risk
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Bank Loan Risk. There are a number of risks associated with an investment in floating rate senior secured bank loans, including credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods in excess of seven days all would likely impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations.

Bank loans in which the Fund invests have similar risks to below investment grade fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances could reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Secured bank loans are supported by collateral; however, the value of the collateral may be insufficient to cover the amount owed to the Fund. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will be dependent on the third party’s willingness and ability to make those payments to the Fund.

Loans generally are subject to legal or contractual restrictions on resale. The liquidity of loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. For example, if the credit quality of a loan unexpectedly declines significantly, secondary market trading in that loan can also decline for a period of time. During periods of infrequent trading, valuing a loan can be more difficult and buying and selling a loan at an acceptable price can be more difficult and delayed. Difficulty in selling a loan can result in a loss. Due to their subordination in the borrower’s capital structure, subordinated loans involve a higher degree of overall risk than senior bank loans of the same borrower.

A significant portion of bank loans may be “covenant lite” loans that may contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics. The Fund may experience relatively greater realized or unrealized losses or delays in enforcing its rights on its holdings of certain covenant lite loans than its holdings of loans with the usual covenants.

Penn Capital Short Duration High Income Fund | Investments in Other Investment Companies Risk
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Investments in Other Investment Companies Risk. The Fund’s investment performance is affected by the investment performance of the underlying funds in which the Fund may invest. Shareholders will indirectly be subject to the fees and expenses of the other investment companies and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. In addition, shareholders will be indirectly subject to the investment risks of the other investment companies.

Penn Capital Short Duration High Income Fund | Rating Agencies Risk
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Rating Agencies Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities. Generally, investment risk and price volatility increase as a security’s credit rating declines. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the Fund invests. The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure.

Penn Capital Short Duration High Income Fund | Private Placement Risk
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Private Placement Risk. The Fund may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended. Privately issued securities are restricted securities that are not registered with the U.S. Securities and Exchange Commission (“SEC”). Accordingly, the liquidity of the market for specific privately issued securities may vary. Delay or difficulty in selling such securities may result in a loss to the Fund. Privately issued securities that the Advisor determines to be “illiquid” are subject to the Fund’s policy of not investing more than 15% of its net assets in illiquid investments.

Penn Capital Short Duration High Income Fund | Portfolio Turnover Risk
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Portfolio Turnover Risk. The Advisor’s tactical investment process is expected to result in a high portfolio turnover rate. Frequent trading increases the Fund’s portfolio turnover rate and transaction costs, such as brokerage commissions, dealer mark-ups and taxes. Increased transaction costs could detract from the Fund’s performance.

Penn Capital Short Duration High Income Fund | Redemption Risk
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Redemption Risk. The Fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions could cause the Fund to experience a loss, increase the Fund’s transaction costs, or have tax consequences. To the extent that a large shareholder invests, the Fund may experience relatively large redemptions if such shareholder reallocates its assets.

Penn Capital Short Duration High Income Fund | Liquidity Risk
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Liquidity Risk. Certain securities may be difficult (or impossible) to sell at the time and at the price the Advisor would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price. Liquid portfolio investments may become illiquid or less liquid after purchase by the Fund due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that the Fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. Liquidity risk can be more pronounced in periods of market turmoil. It may be more difficult for the Fund to determine an accurate good faith fair value of an illiquid investment than that of a more liquid comparable investment. If the Fund sells investments with extended settlement times, such as loans, the settlement proceeds from the sales may not be available to meet the Fund’s redemption obligations for a substantial period of time.

Penn Capital Short Duration High Income Fund | Market Risk
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Market Risk. The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.

Penn Capital Short Duration High Income Fund | Volatility Risk
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Volatility Risk. The value of securities in the Fund’s portfolio may go down. The Fund’s portfolio will reflect changes in the prices of individual portfolio securities or general changes in securities valuations. Consequently, the Fund’s share price may decline and you could lose money.

Penn Capital Short Duration High Income Fund | Financials Sector Risk
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Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company or of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.

Penn Capital Short Duration High Income Fund | REIT Risk
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REIT Risk. Debt securities issued by real estate investment trusts (“REITs”) are, for the most part, general and (may be) unsecured obligations and are subject to risks associated with REITs. A REIT’s performance depends on the types, values and locations of the properties it owns and how well those properties are managed. Because a REIT may be invested in a limited number of projects or in a particular market segment, it may be more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. The risk of defaults is generally higher in the case of mortgage pools that include subprime mortgages (which refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments, and second-lien mortgage loans), and a decline in or flattening of property values also may exacerbate losses. Loss of status as a qualified REIT under the U.S. federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole.

Penn Capital Short Duration High Income Fund | Convertible Preferred Stock Risk
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Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities are subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because more of the security’s value resides in the conversion feature) and fixed income securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). A convertible security is not as sensitive to interest rate changes as a similar non-convertible fixed income security, and generally has less potential for gain or loss than the underlying stock.

Penn Capital Short Duration High Income Fund | Agent Insolvency Risk
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Agent Insolvency Risk. In a syndicated loan, the agent bank is the bank in the syndicate that undertakes the bulk of the administrative duties involved in the day-to-day administration of the loan. In the event of the insolvency of an agent bank, a loan could be subject to settlement risk as well as the risk of interruptions in the administrative duties performed in the day to day administration of the loan.

Penn Capital Short Duration High Income Fund | ETF Risk
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ETF Risk. The Fund’s investment in ETFs may subject the Fund to additional risks than if the Fund would have invested directly in the ETF’s underlying securities. These risks include the possibility that an ETF may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses. In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, (1) the Fund may acquire ETF shares at a discount or premium to their net asset value per share (“NAV”) and (2) ETFs are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Trading of ETFs may be halted by the activation of individual or marketwide trading halts, or if the ETFs are delisted from an exchange. Shareholders will indirectly be subject to the fees and expenses of the ETFs in which the Fund invests.

Penn Capital Short Duration High Income Fund | Foreign Currency Risk
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Foreign Currency Risk. The U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates can fluctuate significantly over short periods of time.

Penn Capital Short Duration High Income Fund | Foreign Securities Risk
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Foreign Securities Risk. Investing in foreign securities typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Penn Capital Short Duration High Income Fund | Maturity Risk
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Maturity Risk. Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield. Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield.

Penn Capital Short Duration High Income Fund | ESG Investing Risk
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ESG Investing Risk. ESG investing risk is the risk stemming from the ESG factors that the Fund may apply in selecting securities. This may affect the Fund’s exposure to certain companies or industries and cause the Fund to forego certain investment opportunities. As a result, the Fund may invest in companies that do not reflect the beliefs and values of any particular investor. Investors may differ in their views of ESG characteristics. The Fund’s returns may be lower than other funds that do not use ESG ratings.

Penn Capital Short Duration High Income Fund | Risk Lose Money [Member]
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Risk [Text Block]	As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.
Penn Capital Short Duration High Income Fund | Risk Not Insured Depository Institution [Member]
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Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Penn Capital Special Situations Small Cap Equity Fund | Leveraged Companies Risk
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Leveraged Companies Risk. Securities of leveraged companies tend to be more sensitive to issuer, political, market and economic developments than the market as a whole and the securities of other types of companies. A decrease in the credit quality of a leveraged company can lead to a significant decrease in the value of the company’s securities. In the event of liquidation or bankruptcy, a company’s creditors take precedence over the company’s stockholders. Leveraged companies can have limited access to additional capital.

Penn Capital Special Situations Small Cap Equity Fund | Management Risk
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●	Management Risk. The Fund may not meet its investment objective based on the Advisor’s success or failure to implement the Fund’s investment strategies.

Penn Capital Special Situations Small Cap Equity Fund | Investments in Other Investment Companies Risk
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Investments in Other Investment Companies Risk. The Fund’s investment performance is affected by the investment performance of the underlying funds in which the Fund may invest. Shareholders will indirectly be subject to the fees and expenses of the other investment companies and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. In addition, shareholders will be indirectly subject to the investment risks of the other investment companies.

Penn Capital Special Situations Small Cap Equity Fund | Private Placement Risk
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Private Placement Risk. The Fund may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended. Privately issued securities are restricted securities that are not registered with the U.S. Securities and Exchange Commission (“SEC”). Accordingly, the liquidity of the market for specific privately issued securities may vary. Delay or difficulty in selling such securities may result in a loss to the Fund. Privately issued securities that the Advisor determines to be “illiquid” are subject to the Fund’s policy of not investing more than 15% of its net assets in illiquid investments.

Penn Capital Special Situations Small Cap Equity Fund | Portfolio Turnover Risk
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Portfolio Turnover Risk. The Advisor’s tactical investment process is expected to result in a high portfolio turnover rate. Frequent trading increases the Fund’s portfolio turnover rate and transaction costs, such as brokerage commissions, dealer mark-ups and taxes. Increased transaction costs could detract from the Fund’s performance.

Penn Capital Special Situations Small Cap Equity Fund | Redemption Risk
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Redemption Risk. The Fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions could cause the Fund to experience a loss, increase the Fund’s transaction costs, or have tax consequences. To the extent that a large shareholder invests, the Fund may experience relatively large redemptions if such shareholder reallocates its assets.

Penn Capital Special Situations Small Cap Equity Fund | Liquidity Risk
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Liquidity Risk. Certain securities may be difficult (or impossible) to sell at the time and at the price the Advisor would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price. Liquid portfolio investments may become illiquid or less liquid after purchase by the Fund due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that the Fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. Liquidity risk can be more pronounced in periods of market turmoil. It may be more difficult for the Fund to determine an accurate good faith fair value of an illiquid investment than that of a more liquid comparable investment. If the Fund sells investments with extended settlement times, the settlement proceeds from the sales may not be available to meet the Fund’s redemption obligations for a substantial period of time.

Penn Capital Special Situations Small Cap Equity Fund | Market Risk
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Market Risk. The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.

Penn Capital Special Situations Small Cap Equity Fund | Financials Sector Risk
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Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company or of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.

Penn Capital Special Situations Small Cap Equity Fund | REIT Risk
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REIT Risk. A REIT’s performance depends on the types, values and locations of the properties it owns and how well those properties are managed. Because a REIT may be invested in a limited number of projects or in a particular market segment, it may be more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. The risk of defaults is generally higher in the case of mortgage pools that include subprime mortgages (which refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments, and second-lien mortgage loans), and a decline in or flattening of property values also may exacerbate losses. Loss of status as a qualified REIT under the U.S. federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole.

Penn Capital Special Situations Small Cap Equity Fund | Convertible Preferred Stock Risk
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Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities are subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because more of the security’s value resides in the conversion feature) and fixed income securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). A convertible security is not as sensitive to interest rate changes as a similar non-convertible fixed income security, and generally has less potential for gain or loss than the underlying stock.

Penn Capital Special Situations Small Cap Equity Fund | ETF Risk
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ETF Risk. The Fund’s investment in ETFs may subject the Fund to additional risks than if the Fund would have invested directly in the ETF’s underlying securities. These risks include the possibility that an ETF may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses. In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, (1) the Fund may acquire ETF shares at a discount or premium to their net asset value per share (“NAV”) and (2) ETFs are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Trading of ETFs may be halted by the activation of individual or marketwide trading halts, or if the ETFs are delisted from an exchange. Shareholders will indirectly be subject to the fees and expenses of the ETFs in which the Fund invests.

Penn Capital Special Situations Small Cap Equity Fund | Foreign Currency Risk
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Foreign Currency Risk. The U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates can fluctuate significantly over short periods of time.

Penn Capital Special Situations Small Cap Equity Fund | Foreign Securities Risk
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Foreign Securities Risk. Investing in foreign securities (including ADRs) typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Penn Capital Special Situations Small Cap Equity Fund | ESG Investing Risk
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ESG Investing Risk. ESG investing risk is the risk stemming from the ESG factors that the Fund may apply in selecting securities. This may affect the Fund’s exposure to certain companies or industries and cause the Fund to forego certain investment opportunities. As a result, the Fund may invest in companies that do not reflect the beliefs and values of any particular investor. Investors may differ in their views of ESG characteristics. The Fund’s returns may be lower than other funds that do not use ESG ratings.

Penn Capital Special Situations Small Cap Equity Fund | Small-Capitalization Companies Risk
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Small-Capitalization Companies Risk. Small-capitalization companies may not have the size, resources and other assets of large capitalization companies. As a result, the securities of small-capitalization companies may be subject to greater market risks and fluctuations in value than large capitalization companies or may not correspond to changes in the stock market in general. In addition, small-capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Penn Capital Special Situations Small Cap Equity Fund | Volatility Risk
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Volatility Risk. The value of securities in the Fund’s portfolio may go down. The Fund’s portfolio will reflect changes in the prices of individual portfolio securities or general changes in securities valuations. Consequently, the Fund’s share price may decline and you could lose money.

Penn Capital Special Situations Small Cap Equity Fund | Focused Investment Risk
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Focused Investment Risk. If the Fund focuses its investments in the securities of a particular issuer or companies in a particular country, group of countries, region, market, industry, group of industries, sector or asset class, the Fund’s exposure to various risks will be heightened, including price volatility and adverse economic, market, political or regulatory occurrences affecting that issuer, country, group of countries region, market, industry, group of industries, sector or asset class.

Penn Capital Special Situations Small Cap Equity Fund | Consumer Discretionary Sector Risk
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Consumer Discretionary Sector Risk. Companies engaged in the consumer discretionary sector are affected by fluctuations in supply and demand and changes in consumer preferences, social trends and marketing campaigns. Changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion or resources and labor relations also may adversely affect these companies.

Penn Capital Special Situations Small Cap Equity Fund | Health Care Sector Risk
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Health Care Sector Risk. Health care companies may rely significantly on government funding or subsidies. If government support for health care companies is reduced or discontinued, the profitability of these companies could be adversely affected. The health care sector may also be affected by evolving government regulation. Health care companies are also subject to the risk of malpractice and products liability claims or other litigation. Intense competition may also adversely impact the profitability of issuers in the health care sector.

Penn Capital Special Situations Small Cap Equity Fund | Information Technology Sector Risk
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Information Technology Sector Risk. The information technology (IT) sector has historically been relatively volatile due to the rapid pace of product development within the sector. Products and services of IT companies may not achieve commercial success or may become obsolete quickly. Stock prices of companies operating within this sector may be subject to abrupt or erratic movements. Additionally, these companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing and tight profit margins. The activities of these companies may also be adversely affected by changes in government regulations.

Penn Capital Special Situations Small Cap Equity Fund | Industrials Sector Risk
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Industrials Sector Risk. Companies in the industrials sector could be affected by, among other things, government regulation, world events and economic conditions, insurance costs, and labor relations issues.

Penn Capital Special Situations Small Cap Equity Fund | ADR Risk
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ADR Risk. ADRs are subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

Penn Capital Special Situations Small Cap Equity Fund | Preferred Stock Risk
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Preferred Stock Risk. Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Penn Capital Special Situations Small Cap Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.
Penn Capital Special Situations Small Cap Equity Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
P/E Global Enhanced International Fund | Credit Risk [Member]
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Credit Risk: Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. This may impair the Fund’s liquidity or cause a deterioration in the Fund’s NAV. In addition, the Fund may incur expenses in an effort to protect the Fund’s interests or enforce its rights against an issuer, guarantor or counterparty or may be hindered or delayed in exercising these rights. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The Adviser cannot guarantee the adequacy of the protection of the Fund’s interests, including the validity or enforceability of the loan and the maintenance of the anticipated priority and perfection of the applicable security interests. Furthermore, the Adviser cannot assure that claims may not be asserted that might interfere with enforcement of the rights of the holder(s) of the relevant debt.

P/E Global Enhanced International Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk: The Fund may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.

P/E Global Enhanced International Fund | Interest Rate Risk
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Interest Rate Risk: Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Adviser. Securities with longer maturities tend to be more sensitive to changes in interest rates, causing them to be more volatile than securities with shorter maturities. Securities with shorter maturities tend to provide lower returns and be less volatile than securities with longer maturities. Changing interest rates may have unpredictable effects on the markets and the Fund’s investments and may also affect the liquidity of fixed income securities and instruments held by the Fund. Declines in interest rate levels could cause the Fund’s earnings to fall below the Fund’s expense ratio, resulting in a negative yield and a decline in the Fund’s Share price. In addition, certain countries and regulatory bodies may use negative interest rates as a monetary policy tool to encourage economic growth during periods of deflation. In a negative interest rate environment, debt instruments may trade at negative yields, which means the purchaser of the instrument may receive at maturity less than the total amount invested.

P/E Global Enhanced International Fund | Liquidity Risk
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Liquidity Risk: The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in derivative instruments involve the risk that the Fund may be unable to sell the derivative instrument or sell it at a reasonable price.

P/E Global Enhanced International Fund | ETF Risk
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ETF Risk. The Fund may invest in shares of ETFs as permitted in accordance with Rule 12d1-4 under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment in ETFs may subject the Fund to additional risks than if the Fund would have invested directly in the underlying securities. Shareholders will indirectly be subject to the fees and expenses of the ETF in which the Fund invests and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. Risks include the possibility that an ETF may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses. In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, (1) the Fund may acquire ETF shares at a discount or premium to their NAV and (2) ETFs are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Trading of ETFs may be halted by the activation of individual or market wide trading halts, or if the ETFs are delisted from an exchange. The market for an ETF’s shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings, which could lead to differences between the market price of the ETF’s shares and the underlying value of those shares. An ETF’s market price may deviate from the value of the ETF’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the ETF shares bought or sold. An active trading market for shares of the ETF may not develop or be maintained. In times of market stress, market makers or authorized participants may step away from their respective roles in making a market in shares of the ETF and in executing purchase or redemption orders, which could also lead to variances between the market price of the ETF’s shares and the underlying value of those shares. Certain ETFs or closed-end funds traded on exchanges may be thinly traded and experience large spreads between the “ask” price quotes by a seller and the “bid” price offered by a buyer. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their NAV.

P/E Global Enhanced International Fund | Foreign Securities Risk
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Foreign Securities Risk: The Fund expects to have significant exposure to non-U.S. issuers organized or having their principal place of business outside of the U.S. or doing a substantial amount of business outside of the U.S. Foreign investing may be subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, less publicly available information, less stringent investor protections and differences in taxation, auditing and other financial practices. Investments with exposure to emerging market securities are subject to higher risks than those in developed countries because there is greater uncertainty in less established markets and economies.

P/E Global Enhanced International Fund | Derivatives Risk
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Derivatives Risk: Derivatives include instruments and contracts that are based on, and are valued in relation to, one or more underlying securities, financial benchmarks or indices, such as futures and forward contracts. Derivatives typically have economic leverage inherent in their terms. Such leverage will magnify any losses. See “Leverage/Volatility Risk” below. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives is also subject to operational and legal risks. Operational risks generally refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls and human error. Legal risks generally refer to risks of loss resulting from insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract. The primary types of derivatives in which the Fund invests in are futures contracts. The Fund may also invest in forward contracts. Futures contracts and forward contracts can be highly volatile, illiquid and difficult to value, and changes in the value of such instruments held directly or indirectly by the Fund may not correlate with the underlying instrument or reference assets, or the Fund’s other investments. Although the value of futures contracts and forward contracts depends largely upon price movements in the underlying instrument or reference asset, there are additional risks associated with futures contracts and forward contracts that are possibly greater than the risks associated with investing directly in the underlying instruments or reference assets, including illiquidity risk, leveraging risk and counterparty credit risk. A small position in futures contracts and forward contracts could have a potentially large impact on the Fund’s performance. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and forward contracts.

P/E Global Enhanced International Fund | Leverage/Volatility Risk
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Leverage/Volatility Risk: The Fund should be considered highly leveraged and is suitable only for investors with high tolerance for investment risk. Leverage embedded in the various derivative instruments traded may result in the Fund holding positions whose face or notional value may be many times the Fund’s net asset value per share (“NAV”). For example, the amount of margin funds necessary to be deposited in order to enter into a futures, forward or option contract position is typically from 2% to 10% of the total face or notional value of the contract. As a result of this leveraging, even a small movement in the price of an underlying asset can cause a correspondingly large profit or loss. Losses incurred on leveraged investments increase in direct proportion to the degree of leverage employed. Furthermore, derivative instruments and futures contracts are highly volatile and are subject to occasional rapid and substantial fluctuations. Consequently, you could lose all or substantially all of your investment in the Fund should the Fund’s trading positions suddenly turn unprofitable.

The Fund’s NAV is expected over short-term periods to be volatile because of the significant use of direct and indirect investments that have a leveraging effect. Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations over time. Rapid and dramatic price swings will result in high volatility. The Fund’s returns are expected to be volatile; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions and investors may suffer a significant and possibly a complete loss on their investment in the Fund.

P/E Global Enhanced International Fund | Futures and Forward Contracts and Related Risks
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Futures and Forward Contracts and Related Risks: The successful use of futures and forward contracts draws upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures and forward contracts are:

●	Futures and forward contracts have a high degree of price variability and are subject to occasional rapid and substantial changes;

●	the imperfect correlation between the change in market value of the forward or futures contracts and the market value of the underlying instrument or reference assets with respect to such contracts;

●	possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired;

●	possible market disruption or other extraordinary events, including but not limited to, governmental intervention;

●	potentially unlimited losses caused by unanticipated market movements;

●	the Fund’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors;

●	the possibility that the counterparty will default in the performance of its obligations; and

●

if the Fund has insufficient cash, it may either have to sell securities from its portfolio to meet daily variation margin requirements with respect to its derivative instruments or close certain positions at a time when it may be disadvantageous to do so.

The use of futures contracts, forward contracts and derivative instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an investment and results in increased volatility, which means the Fund will have the potential for greater losses than if the Fund did not employ leverage in its investment activity. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the value of the Fund’s securities or related derivatives instruments to be volatile. Accordingly, the Fund’s NAV may be volatile because of its investment exposure to the Fund.

There is no assurance that the Fund’s investment in a derivative instrument with leveraged exposure to certain investments and markets will enable the Fund to achieve its investment objective.

P/E Global Enhanced International Fund | CFTC Risk
Prospectus [Line Items]
Risk [Text Block]
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CFTC Risk: The Fund is subject to certain CFTC-mandated disclosure, reporting and recordkeeping obligations under CFTC and SEC harmonized regulations, which could result in additional expenses for the Fund.

P/E Global Enhanced International Fund | Index Futures Risk
Prospectus [Line Items]
Risk [Text Block]
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Index Futures Risk: An index future obligates the Fund to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract’s last trading day and the value of the index based on the prices of the securities that comprise the index at the opening of trading in such securities on the next business day. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

The market value of a stock index futures contract is based primarily on the value of the underlying index. Changes in the value of the index will cause roughly corresponding changes in the market price of the futures contract. If a stock index is established that is made up of securities whose market characteristics closely parallel the market characteristics of the securities in the Fund’s portfolio, then the market value of a futures contract on that index should fluctuate in a way closely resembling the market fluctuation of the portfolio. Thus, for example, if the Fund sells futures contracts, a decline in the market value of the portfolio will be offset by an increase in the value of the short futures position to the extent of the hedge (i.e., the size of the futures position). However, if the market value of the portfolio were to increase, the Fund would lose money on the futures contracts. Stock index futures contracts are subject to the same risks as other futures contracts.

P/E Global Enhanced International Fund | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]
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Equity Securities Risk: The Fund expects to invest in, or have exposure to, equity securities. Equity securities tend to be more volatile than other investment choices, such as debt and money market instruments. The value of your investment may decrease in response to overall stock market movements or the value of individual securities.

P/E Global Enhanced International Fund | Large-Cap Equity Risk
Prospectus [Line Items]
Risk [Text Block]
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Large-Cap Equity Risk: The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

P/E Global Enhanced International Fund | Mid-Cap Equity Risk
Prospectus [Line Items]
Risk [Text Block]
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Mid-Cap Equity Risk: The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.

P/E Global Enhanced International Fund | Currency Risk
Prospectus [Line Items]
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Currency Risk: The Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency that the Fund is short. Currency rates in foreign countries may fluctuate significantly over short periods of time for any number of reasons, including changes in interest rates, rates of inflation, governmental surpluses or deficits, intervention (or the failure to intervene) by U.S. or foreign governments, actions of central banks or supranational entities and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, a Fund may incur transaction costs in connection with conversions between various currencies.

Currency risk may be particularly high to the extent that the Fund invests in foreign currencies or engages in foreign currency transactions that are economically tied to emerging market countries. These currency transactions may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign currencies or engaging in foreign currency transactions that are economically tied to developed foreign countries.

P/E Global Enhanced International Fund | Foreign Market Risk
Prospectus [Line Items]
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Foreign Market Risk: As a general rule, there is less legal and regulatory protection for investors in foreign markets than that available domestically. Additionally, trading on foreign exchanges is subject to the risks presented by exchange controls, expropriation, increased tax burdens and exposure to local economic declines and political instability. Some foreign derivative markets are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. International trading activities are subject to foreign exchange risk. Certain foreign securities in which the Fund may invest may be traded in markets that close before the time that the Fund calculates its NAV. Furthermore, certain foreign securities in which the Fund invests may be listed on foreign exchanges that trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of the Fund’s holdings may change on days when shareholders are not able to purchase or redeem the Fund’s Shares. Additionally, foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit a Fund’s ability to buy and sell securities.

P/E Global Enhanced International Fund | Short Sales Risk
Prospectus [Line Items]
Risk [Text Block]
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Short Sales Risk: The Fund may take a short position in a derivative instrument, such as a future or forward on a security. A short position on a derivative instrument or security involves the risk of a theoretically unlimited increase in the value of the underlying instrument. Short sales also involve transaction and other costs that will reduce potential Fund gains and increase potential Fund losses.

P/E Global Enhanced International Fund | Fixed-Income Risk
Prospectus [Line Items]
Risk [Text Block]
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Fixed-Income Risk: Fixed income securities, such as U.S. Treasuries, or derivatives based on fixed income securities, are subject to credit risk and interest rate risk. Credit risk, as described more fully herein, refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. Prices of fixed income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed income security prices and, accordingly, the Fund’s returns and Share price.

P/E Global Enhanced International Fund | Emerging Market Risk
Prospectus [Line Items]
Risk [Text Block]
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Emerging Market Risk: The Fund intends to have exposure to emerging markets due to the Fund’s investments in certain stock index futures and foreign exchange instruments. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging financial markets have far lower trading volumes and less liquidity than developed markets; are subject to greater social, economic and political instability; have less governmental supervision and regulation of securities markets; and have weaker auditing and financial reporting standards. Investments in certain emerging markets are subject to an elevated risk of loss resulting from market manipulation and the imposition of exchange controls (including repatriation restrictions). The legal rights and remedies available for investors in emerging markets may be more limited than the rights and remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC, the CFTC, and the U.S. Department of Justice) to bring actions against bad actors in emerging markets may be limited. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets.

P/E Global Enhanced International Fund | General Market Risk
Prospectus [Line Items]
Risk [Text Block]
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General Market Risk: The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

P/E Global Enhanced International Fund | Counterparty Risk
Prospectus [Line Items]
Risk [Text Block]
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Counterparty Risk: Where the Fund enters into derivative contracts that are exchange-traded or traded through a central clearing counterparty, the Fund is subject to the counterparty risk associated with the Fund’s clearing broker or clearinghouse. In addition, the fund may enter into derivative contracts that are privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

P/E Global Enhanced International Fund | Model Risk
Prospectus [Line Items]
Risk [Text Block]
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Model Risk: The Adviser utilizes quantitative models to select Fund investments. Securities or other investments selected using quantitative models may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. Any errors or imperfections in quantitative analyses or models, or in the data on which they are based, could adversely affect the ability of the Adviser to use such analyses or models effectively, which in turn could adversely affect the Fund’s performance. There can be no assurance that these methodologies will help the Fund to achieve its investment objective.

P/E Global Enhanced International Fund | Strategy Risk
Prospectus [Line Items]
Risk [Text Block]
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Strategy Risk: The profitability of the Fund’s investments depends, in part, on the ability of the Adviser to anticipate price movements in the relevant markets and underlying derivative instruments and futures contracts. Such price movements may be influenced by, among other things:

●	changes in interest rates;

●	governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies;

●	weather and climate conditions;

●	natural disasters, such as hurricanes;

●	changing supply and demand relationships;

●	changes in balances of payments and trade;

●	U.S. and international rates of inflation and deflation;

●	currency devaluations and revaluations;

●	U.S. and international political and economic events; and

●	changes in philosophies and emotions of various market participants.

The Fund may not take all of these factors into account.

P/E Global Enhanced International Fund | Hedging Transactions Risk
Prospectus [Line Items]
Risk [Text Block]
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Hedging Transactions Risk: The Adviser from time to time employs various hedging techniques. The success of the Fund’s hedging strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own cost.

P/E Global Enhanced International Fund | Government Agency Risk
Prospectus [Line Items]
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Government Agency Risk: Direct obligations of the U.S. Government such as U.S. Treasury bills, notes and bonds are supported by its full faith and credit. Indirect obligations issued by Federal agencies and government-sponsored entities generally are not backed by the full faith and credit of the U.S. Treasury. Accordingly, while U.S. Government agencies and instrumentalities may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. Some of these indirect obligations may be supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others are supported only by the credit of the instrumentality. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

P/E Global Enhanced International Fund | Government Intervention and Regulatory Changes
Prospectus [Line Items]
Risk [Text Block]
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Government Intervention and Regulatory Changes: The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) (which was passed into law in July 2010) significantly revised and expanded the rulemaking, supervisory and enforcement authority of federal bank, securities and commodities regulators. There can be no assurance that future regulatory actions including, but not limited to, those authorized by the Dodd-Frank Act will not adversely impact the Fund. Major changes resulting from legislative or regulatory actions could materially affect the profitability of the Fund or the value of investments made by the Fund or force the Fund to revise its investment strategy or divest certain of its investments. Any of these developments could expose the Fund to additional costs, taxes, liabilities, enforcement actions and reputational risk.

In addition, Rule 18f-4 under the 1940 Act provides for the regulation of a registered investment company’s use of derivatives and related instruments. Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, treats derivatives as senior securities so that a failure to comply with the limits would result in a statutory violation, and requires the Fund to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Fund is required to comply with Rule 18f-4 and has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4.

P/E Global Enhanced International Fund | Cash or Cash Equivalents Risk
Prospectus [Line Items]
Risk [Text Block]
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Cash or Cash Equivalents Risk: When the Fund holds a significant amount of cash or cash equivalents, such as highly-rated short-term fixed income securities, and does not have significant exposures through investments in derivatives, it may not meet its investment objective and the Fund’s performance may significantly lag that of market indices which, by definition, are composed of groups of securities without a cash component. In addition, increases in inflation may lead to a decline in the value of cash or cash equivalent securities.

P/E Global Enhanced International Fund | New Fund Risk
Prospectus [Line Items]
Risk [Text Block]
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New Fund Risk: The Fund is a recently organized management investment company. As a result, prospective investors have a limited track record on which to base their investment decision. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of Trustees of the Trust may determine to liquidate the Fund.

P/E Global Enhanced International Fund | Cyber Security Risk
Prospectus [Line Items]
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Cyber Security Risk: Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging Shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks or result in cyber security incidents that implicate personal data. The Fund and its Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

P/E Global Enhanced International Fund | OTC Trading Risk
Prospectus [Line Items]
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OTC Trading Risk: Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the “over-the-counter” or “OTC” market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

P/E Global Enhanced International Fund | Regulatory Risk
Prospectus [Line Items]
Risk [Text Block]
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Regulatory Risk: Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer, or market value, of an instrument held by the Fund or that could adversely impact the Fund’s performance.

P/E Global Enhanced International Fund | Environmental, Social and Governance Investing Risk
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Environmental, Social and Governance Investing Risk: ESG investing risk is the risk stemming from the sustainability factors that the Adviser may consider in constructing the Fund’s portfolio. The Adviser seeks to minimize the Fund’s exposure to currencies of countries with heightened sustainability risks by using ESG score data issued by an independent third party. This practice may affect the Fund’s exposure to certain countries’ currencies and/or cause the Fund to forego certain investment opportunities. The Fund’s investment results may be lower than other funds that do not utilize ESG information as part of their investment processes. In addition, ESG data produced by a third-party service provider, upon which the Adviser may rely, may be incomplete, inaccurate or generated using inconsistent methodologies. Investors may differ in their views of ESG characteristics, and the Fund may invest in the currencies of countries that do not reflect the beliefs and values of any particular investor. Further, the regulatory landscape for ESG investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment process.

P/E Global Enhanced International Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
P/E Global Enhanced International Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Torray Equity Income Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]

Management Risk. All investments are subject to risks, and an investment in the Fund is no exception. Accordingly, you may lose money by investing in the Fund and investors face the risk that the Adviser’s business analyses prove faulty.

Torray Equity Income Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The value of the Fund’s investments will fluctuate as markets fluctuate and could decline over short- or long-term periods, sometimes rapidly and unpredictably. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. In addition, extraordinary events outside the control of the Fund, including acts of God (e.g., fire, flood, earthquake, storm, hurricane or other natural disaster), acts of war and terrorist activities, and global health events, such as epidemics, pandemics and disease, and their related social and economic impacts, may cause significant adverse market conditions and result in losses in value to the Fund’s investments.

Torray Equity Income Fund | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. The Fund expects to invest in, or have exposure to, equity securities. Equity securities tend to be more volatile than other investment choices, such as debt and money market instruments. The value of your investment may decrease in response to overall stock market movements or the value of individual securities.

Torray Equity Income Fund | Convertible Preferred Stock Risk
Prospectus [Line Items]
Risk [Text Block]

Convertible Preferred Stock Risk. Convertible preferred stocks are share issuances of a company which rank above that of common stock, below that of most debt issuances, and provide the option to convert into common stock at predetermined times. Because convertible preferred stock ranks below most classes of debt, their value is subject to fluctuation should an issuer have difficulty paying interest or principal when due or other episodes that affect the market’s perception of the issuer’s creditworthiness. Convertible preferred stock may have longer maturities that raise interest rate risk, reduce the bond value of the security, and place more value on the equity option.

Torray Equity Income Fund | Large Companies Risk
Prospectus [Line Items]
Risk [Text Block]

Large Companies Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Torray Equity Income Fund | Sector Risk
Prospectus [Line Items]
Risk [Text Block]

Sector Risk. The securities of companies in the same or related businesses (“industry sectors”), if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or the Fund’s portfolio was diversified across a greater number of industry sectors. Some industry sectors have particular risks that may not affect other sectors. The Fund may focus its investments in the following sector(s):

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Financial Sector Risk. The Fund may invest in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

Torray Equity Income Fund | Share Ownership Risk
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Share Ownership Risk. To the extent that a significant portion of the Fund’s shares are held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments).

Torray Equity Income Fund | Value-Style Investment Risk
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Risk [Text Block]	Value-Style Investment Risk. The Fund’s value investments are subject to the risk that their intrinsic values may not be recognized by the broad market or that their prices may decline.
Torray Equity Income Fund | Risk Lose Money [Member]
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Risk [Text Block]	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Torray Equity Income Fund | Risk Not Insured Depository Institution [Member]
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Risk [Text Block]	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Longview Advantage ETF | Market Risk
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Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets.

Longview Advantage ETF | ETF Risk
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ETF Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks: “Authorized Participants, Market Makers and Liquidity Providers Concentration Risk,” “Secondary Market Trading Risk,” and “Shares May Trade at Prices Other Than NAV Risk.”

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Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Shares.

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Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, The Nasdaq Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. Trading may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in the Fund inadvisable. These may include: (a) the extent to which trading is not occurring in the securities and/or the financial instruments composing the Fund’s Portfolio; or (b) whether other unusual conditions or circumstances detrimental to the maintenance of a fair and orderly market are present. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

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Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Longview Advantage ETF | Derivatives Risk
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Derivatives Risk. Derivatives include instruments and contracts that are based on, and are valued in relation to, one or more underlying securities, financial benchmarks or indices, such as futures contracts. The Fund’s holdings of derivative instruments may result in losses exceeding the amounts invested. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives is also subject to operational and legal risks. Operational risks generally refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error. Legal risks generally refer to risks of loss resulting from insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.

Longview Advantage ETF | Index Futures Risk
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Index Futures Risk. An index future obligates the Fund to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract’s last trading day and the value of the index based on the prices of the securities that comprise the index at the opening of trading in such securities on the next business day. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

The market value of a stock index futures contract is based primarily on the value of the underlying index. Changes in the value of the index will cause roughly corresponding changes in the market price of the futures contract. If a stock index is established that is made up of securities whose market characteristics closely parallel the market characteristics of the securities in the Fund’s portfolio, then the market value of a futures contract on that index should fluctuate in a way closely resembling the market fluctuation of the portfolio. Thus, for example, if the Fund sells futures contracts, a decline in the market value of the portfolio will be offset by an increase in the value of the short futures position to the extent of the hedge (i.e., the size of the futures position). However, if the market value of the portfolio were to increase, the Fund would lose money on the futures contracts. Stock index futures contracts are subject to the same risks as other futures contracts.

Longview Advantage ETF | New Fund Risk
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New Fund Risk. The Fund is a newly organized, management investment company with a limited operating history. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of the Trust may determine to liquidate the Fund.

Longview Advantage ETF | Cyber Security Risk
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Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging Shares or receiving distributions. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Longview Advantage ETF | Active Management Risk
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●	Active Management Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Adviser’s investment approach may fail to produce the intended result.

Longview Advantage ETF | Common Stock Risk
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Common Stock Risk. Investments in common stocks are subject to market, economic and business risks that will cause their price to fluctuate over time. Therefore, an investment in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations.

Longview Advantage ETF | Equity Markets Risk
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Equity Markets Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

Longview Advantage ETF | Futures Contracts and Related Risks
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Futures Contracts and Related Risks. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are:

o	futures contracts have a high degree of price variability and are subject to occasional rapid and substantial changes;

o	the imperfect correlation between the change in market value of the futures contracts and the market value of the underlying instrument or reference assets with respect to such contracts;

o	possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired;

o	possible market disruption or other extraordinary events, including but not limited to, governmental intervention;

o	potentially unlimited losses caused by unanticipated market movements;

o	the Fund’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors;

o	the possibility that the counterparty will default in the performance of its obligations; and

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if the Fund has insufficient cash, it may either have to sell securities from its portfolio to meet daily variation margin requirements with respect to its derivative instruments or close certain positions at a time when it may be disadvantageous to do so.

The use of futures contracts and derivative instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an investment and results in increased volatility, which means the Fund will have the potential for greater losses than if the Fund did not employ leverage in its investment activity. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the value of the Fund’s securities or related derivatives instruments to be volatile. Accordingly, the Fund’s NAV may be volatile because of its investment exposure to the Fund. There is no assurance that the Fund’s investment in a derivative instrument with leveraged exposure to certain investments and markets will enable the Fund to achieve its investment objective.

Longview Advantage ETF | Inflation and Deflation Risk
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Inflation and Deflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s Shares and any distributions thereon may decline. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in economic policies, and the Fund’s investments may not keep pace with inflation, which may result in losses to the Fund’s shareholders. Deflation risk is the risk that the prices of goods and services in the U.S. and many foreign economies may decline over time. Deflation may have an adverse effect on stock prices and the creditworthiness of issuers and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and be difficult to reverse.

Longview Advantage ETF | Large Shareholder Risk
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Large Shareholder Risk. Certain large shareholders, including APs, may from time to time own a substantial amount of the Fund’s Shares. There is no requirement that these shareholders maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy.

Longview Advantage ETF | Profitability Investment Risk
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Profitability Investment Risk. High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Fund to at times underperform equity funds that use other investment strategies.

Longview Advantage ETF | Securities Lending Risk
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Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker- dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Longview Advantage ETF | Small-Cap and Mid-Cap Companies Risk
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Small-Cap and Mid-Cap Companies Risk. Securities of companies with small- and mid-size capitalizations tend to be riskier than securities of companies with large capitalizations. This is because small- and mid-cap companies typically have smaller product lines and less access to liquidity than large cap companies, and are therefore more sensitive to economic downturns. In addition, growth prospects of small- and mid-cap companies tend to be less certain than large cap companies, and the dividends paid on small- and mid-cap stocks are frequently negligible. Moreover, small- and mid-cap stocks have, on occasion, fluctuated in the opposite direction of large cap stocks or the general stock market. Consequently, securities of small- and mid-cap companies tend to be more volatile than those of large-cap companies. The market for small-cap securities may be thinly traded and as a result, greater fluctuations in the price of and small-cap securities may occur.

Longview Advantage ETF | Valuation Risk
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Valuation Risk. The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Longview Advantage ETF | Value Investment Risk
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Value Investment Risk. Value stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Fund to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. Value stocks also may underperform the market for long periods of time.

Longview Advantage ETF | Risk Lose Money [Member]
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Risk [Text Block]	Loss of money is a risk of investing in the Fund.
Tweedy, Browne Insider + Value ETF | ETF Risk
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ETF Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks: Authorized Participants, Market Makers and Liquidity Providers Concentration Risk,” “Secondary Market Trading Risk,” and “Shares May Trade at Prices Other Than NAV Risk.”

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Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Shares trading at a premium or discount to NAV. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Shares.

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Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, the NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

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Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

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Closure of Underlying Securities Market. To the extent that all or a portion of the Fund’s underlying securities trade in a market that is closed when the market in which the Fund’s Shares are listed and trading in that market is open, there may be changes between the last quote from the closed foreign market and the value of such security during the Fund’s domestic trading day. In turn, this could lead to differences between the market price of the Fund’s Shares and the underlying value of its Shares.

Tweedy, Browne Insider + Value ETF | Foreign Securities Risk
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Foreign Securities Risk. International investing may be subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, less publicly available information, less stringent investor protections, and differences in taxation, auditing and other financial practices. Foreign securities in which the Fund invests may be traded in markets that close before the time that the Fund calculates its NAV. Furthermore, certain foreign securities in which the Fund invests may be listed on foreign exchanges that trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of the Fund’s holdings may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

Tweedy, Browne Insider + Value ETF | Preferred Stock Risk
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Preferred Stock Risk. Preferred stocks are usually entitled to rights on liquidation that are senior to those of common stocks. For these reasons, preferred stocks generally entail less risk than common stocks. Preferred stocks may pay cumulative dividends. Because the dividend rate is pre-established, and because preferred stocks are senior to common stocks, preferred stocks tend to have less possibility of capital appreciation. There are also other special risks associated with investing in preferred stocks, including deferral of distributions, subordination to securities senior in the issuer’s capital structure, limited voting rights, and special redemption rights that may be exercised by the issuer.

Tweedy, Browne Insider + Value ETF | Derivatives Risk
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Derivatives Risk. The Fund may invest in derivative instruments, including forward currency exchange contracts, which may be leveraged and may result in losses. Investments in derivative instruments may result in losses exceeding the amounts invested. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives is also subject to operational and legal risks. Operational risks generally refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error. Legal risks generally refer to risks of loss resulting from insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract. Additionally, the Fund intends to maintain its status as a “limited derivatives user” under Rule 18f-4 of the 1940 Act. If the Fund were not able to maintain such status, it would be required to apply a value-at-risk based limit to its use of derivative instruments and financing transactions, comply with other requirements, and adopt and implement a derivatives risk management program.

Tweedy, Browne Insider + Value ETF | Strategy Risk
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Strategy Risk. The Adviser’s value strategy for managing the Fund relies on a largely quantitative, decision-rule based investment process that, among other things described above under “Principal Investment Strategies,” takes into account observed data regarding purchases in the market by a company and/or its insiders. The Adviser’s quantitative and decision-rule based approach for this strategy is based on the Adviser’s own proprietary research. There is no guarantee that the equity securities the Fund purchases, or the price at which they are purchased, will represent a discount to such securities’ intrinsic value, or that the Adviser’s view of such securities’ intrinsic value will ever be realized. The nature of the value strategy that the Adviser implements for the Fund relies more on observed market data and observed behavior by market participants, than traditional in-depth fundamental value analysis of a company. This aspect of the Fund’s strategy may exacerbate the risk that securities the Fund purchases will turn out not to be undervalued or will not realize the Adviser’s view of such securities’ intrinsic value, all of which could result in you losing money on your investment in the Fund. Moreover, the publicly available data set of company or insider equity security purchases in the market may be incomplete, under-inclusive, or not timely, and these limitations may result in the Fund underperforming, losing money, or not performing to its full potential. The Adviser’s research and development of the Fund’s strategy is based on past performance and historical publicly available purchasing data, and there is no guarantee that past performance or trends will lead to positive future results.

Tweedy, Browne Insider + Value ETF | New Fund Risk
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New Fund Risk. The Fund is a newly organized, management investment company with a limited operating history. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of Trustees (the “Board”) of the Trust may determine to liquidate the Fund. Such a liquidation could have negative tax consequences for shareholders.

Tweedy, Browne Insider + Value ETF | Cyber Security Risk
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Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, Sub-Adviser, custodian, transfer agent (the “Transfer Agent”), the Fund’s distributor (the “Distributor”), and other service providers, counterparties and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund and the Adviser have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-

attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Tweedy, Browne Insider + Value ETF | Sector Risk
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Sector Risk. To the extent that the Fund focuses its investments in the securities of issuers in one or more sectors, the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as adverse economic, business, political, environmental, or other developments. The Fund may concentrate its portfolio investments in the following sector, among others:

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Financial Sector Risk. The operations and business of financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.

Tweedy, Browne Insider + Value ETF | Active Management Risk
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●	Active Management Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Adviser’s investment approach may fail to produce the intended result.

Tweedy, Browne Insider + Value ETF | Common Stock Risk
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Common Stock Risk. Investments in common stocks are subject to market, economic and business risks that will cause their price to fluctuate over time. Therefore, an investment in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations.

Tweedy, Browne Insider + Value ETF | Inflation and Deflation Risk
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Inflation and Deflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and any distributions thereon may decline. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in economic policies, and the Fund’s investments may not keep pace with inflation, which may result in losses to the Fund’s shareholders. Deflation risk is the risk that the prices of goods and services in the U.S. and many foreign economies may decline over time. Deflation may have an adverse effect on stock prices and the creditworthiness of issuers and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and be difficult to reverse.

Tweedy, Browne Insider + Value ETF | Value Investing Risk
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Value Investing Risk. Value investing involves buying stocks that are out of favor and/or viewed as undervalued by the Adviser in comparison to their peers or their prospects for growth. Typically, their valuation levels are less than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund’s return may be adversely affected during a market downturn and when value stocks are out of favor.

Tweedy, Browne Insider + Value ETF | Equity Security Risk
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Equity Security Risk. The Fund will invest in, or have exposure to, equity securities. Equity securities tend to be more volatile than other investment choices, such as debt and money market instruments. The value of your investment may decrease in response to overall stock market movements or the value of individual securities.

Tweedy, Browne Insider + Value ETF | Company and Market Risk
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Company and Market Risk. The common stock of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer-than-expected earnings or management decisions, changes in the industry in which the company is engaged, or a reduction in the demand for a company’s products or services). A variety of factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets may adversely affect securities markets generally, which could adversely affect the value of the Fund’s investments in common stocks. In addition, the rights of holders of common stock are subordinate to the rights of preferred shares and debt holders.

Tweedy, Browne Insider + Value ETF | Quantitative Investing Risk
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Quantitative Investing Risk. To implement its investment strategy, the Adviser may require access to large amounts of financial data and other data supplied by various data providers. The inability to access large amounts of financial and other data from data providers could adversely affect the Adviser’s ability to use quantitative methods to select investments. The Adviser uses quantitative methods as part of its investment selection process for the Fund. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, changing sources of market returns, changes from the factors’ historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues), among others. Any errors or imperfections in quantitative databases, historical financial databases, and historical databases with other information, analyses or models, or in the data on which they are based, could adversely affect the ability of the Adviser to use such analyses or models effectively, which in turn could adversely affect the Fund’s performance. There can be no assurance that these methodologies will help the Fund to achieve its investment objective.

Tweedy, Browne Insider + Value ETF | Currency Hedging Risk
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Currency Hedging Risk. The Fund’s practice of hedging exposure to foreign currencies where practicable, tends to make the Fund underperform a similar unhedged portfolio when the dollar is losing value against the local currencies in which the Fund’s investments are denominated. Conversely, this practice tends to make the Fund outperform a similar unhedged portfolio when the dollar is gaining in value against the local currencies in which the Fund’s investments are denominated. Because the Fund’s currency hedging techniques involve the use of derivative instruments such as forward currency contracts, the Fund is also subject to the risk of possible default by the other party to those instruments. The use of currency hedging techniques may impose costs on the Fund. As a result of practical considerations, fluctuations in a security’s prices, and fluctuations in currencies, the Fund’s hedges are generally expected to approximate, but will generally not equal, the Fund’s foreign currency exposure.

Tweedy, Browne Insider + Value ETF | Depositary Receipts Risk
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Depositary Receipts Risk. The Fund may purchase depositary receipts (ADRs, EDRs, GDRs, IDRs, and NVDRs) to facilitate its investments in foreign securities. By investing in ADRs rather than investing directly in the securities of foreign issuers, the Fund can avoid currency risks during the settlement period for purchase and sales. However, ADRs do not eliminate all the risks inherent in investing in the securities of foreign issuers. Depositary receipts may be issued in a sponsored program, in which an issuer has made arrangements to have its securities traded in the form of depositary receipts, or in an unsponsored program, in which the issuer may not be directly involved. The holders of depositary receipts that are unsponsored generally bear various costs associated with the facilities, while a larger portion of the costs associated with sponsored depositary receipts are typically borne by the foreign issuers.

Tweedy, Browne Insider + Value ETF | Emerging Markets Risk
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Emerging Markets Risk. Investment in emerging market securities involves greater risk than that associated with investment in securities of issuers in developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers. The information available of an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. In addition, investments in certain emerging markets are subject to an elevated risk of loss resulting from market manipulation and the imposition of exchange controls (including repatriation restrictions). The legal rights and remedies available for investors in emerging markets may be more limited than the rights and remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors in emerging markets may be limited.

Tweedy, Browne Insider + Value ETF | Foreign Custody Risk
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Foreign Custody Risk. The Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often underdeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Tweedy, Browne Insider + Value ETF | European Investments Risk
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European Investments Risk. The Fund invests in European securities. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. Securities of issuers that are located in, or have significant operations in or exposure to, member states of the European Union (the “EU”) are subject to economic and monetary controls that can adversely affect the Fund’s investments. The European financial markets have experienced volatility, economic and financial difficulties, and other adverse trends in recent years. Responses to financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Political, social or economic disruptions in the region, even in countries in which the Fund is not invested, and adverse changes in the value and exchange rate of the euro and other currencies, may adversely affect the value of investments held by the Fund.

Tweedy, Browne Insider + Value ETF | Asian Investments Risk
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Asian Investments Risk. The Fund invests in Asian securities. Investments in securities of issuers in Asia-Pacific countries involve risks that are specific to the Asia-Pacific region, including certain legal, regulatory, political and economic risks. Certain Asia-Pacific countries have experienced expropriation and/or nationalization of assets, confiscatory taxation, political instability, armed conflict and social instability as a result of religious, ethnic, socio-economic and/or political unrest. Some economies in this region are dependent on a range of commodities, and are strongly affected by international commodity prices and particularly vulnerable to price changes for these products.

Tweedy, Browne Insider + Value ETF | United Kingdom Investments Risk
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United Kingdom Investments Risk. Investments in the United Kingdom (“U.K.”) are subject to risks associated with the U.K.’s economy and uncertainties surrounding the U.K.’s exit from the European Union single market and customs union (“Brexit”). The U.K.’s economic growth, as well as the strength of its currency, the British pound, may be affected by changes in the economic health of its primary trade partners across Europe and the United States. The U.K.’s economy is also heavily dependent on the export of financial services and may be impacted by a slowdown in the financial services sector.

Tweedy, Browne Insider + Value ETF | Large-Cap Companies Risk
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Large-Cap Companies Risk. Securities of companies with certain market capitalizations may perform differently from the equities markets generally. At times, large-cap companies may underperform as compared to small- or mid-capitalization companies, and vice versa. Larger, more established companies may be unable to respond to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.

Tweedy, Browne Insider + Value ETF | Micro-Cap, Small-Cap and Mid-Cap Companies Risk
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Micro-Cap, Small-Cap and Mid-Cap Companies Risk. Securities of companies with micro-, small- and mid-size capitalizations tend to be riskier than securities of companies with large capitalizations. This is because micro-, small- and mid-cap companies typically have smaller product lines and less access to liquidity than large cap companies, and are therefore more sensitive to economic downturns. In addition, growth prospects of micro-, small- and mid-cap companies tend to be less certain than large cap companies, and the dividends paid on micro-, small- and mid-cap stocks are frequently negligible. Moreover, micro-, small- and mid-cap stocks have, on occasion, fluctuated in the opposite direction of large cap stocks or the general stock market. Consequently, securities of micro-, small- and mid-cap companies tend to be more volatile than those of large-cap companies. The market for micro- and small-cap securities may be thinly traded and as a result, greater fluctuations in the price of micro- and small-cap securities may occur. In general, the Adviser’s investment philosophy and selection process favor companies that do not have capital structures that would be considered to be “highly leveraged” for a company in the same field.

Tweedy, Browne Insider + Value ETF | Buyback Strategy Risk
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Buyback Strategy Risk. The Fund’s buyback strategy is based, in part, on the premise that stocks of companies that engage in share buyback purchases are often anticipated to perform well because they typically are a signal that a company’s management believes its shares are undervalued. This positive signal from management may cause the value of such shares to rise. There is no certainty that management of a company undertook a buyback strategy because it believes its stock is undervalued; a company could be using buybacks to increase their price to earnings or other ratios, to alleviate excessive dilution, as a defensive measure, or to cut their own capital expenditures, thereby potentially limiting future growth.

Tweedy, Browne Insider + Value ETF | Risk Lose Money [Member]
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Risk [Text Block]	As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective.
Tweedy, Browne International Insider + Value ETF | ETF Risk
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ETF Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks: “Authorized Participants, Market Makers and Liquidity Providers Concentration Risk,” “Secondary Market Trading Risk,” and “Shares May Trade at Prices Other Than NAV Risk.”

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Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Shares trading at a premium or discount to NAV. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Shares.

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Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, the NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

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Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

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Closure of Underlying Securities Market. To the extent that all or a portion of the Fund’s underlying securities trade in a market that is closed when the market in which the Fund’s Shares are listed and trading in that market is open, there may be changes between the last quote from the closed foreign market and the value of such security during the Fund’s domestic trading day. In turn, this could lead to differences between the market price of the Fund’s Shares and the underlying value of its Shares.

Tweedy, Browne International Insider + Value ETF | Foreign Securities Risk
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Foreign Securities Risk. International investing may be subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, less publicly available information, less stringent investor protections, and differences in taxation, auditing and other financial practices. Foreign securities in which the Fund invests may be traded in markets that close before the time that the Fund calculates its NAV. Furthermore, certain foreign securities in which the Fund invests may be listed on foreign exchanges that trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of the Fund’s holdings may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

Tweedy, Browne International Insider + Value ETF | Preferred Stock Risk
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Preferred Stock Risk. Preferred stocks are usually entitled to rights on liquidation that are senior to those of common stocks. For these reasons, preferred stocks generally entail less risk than common stocks. Preferred stocks may pay cumulative dividends. Because the dividend rate is pre-established, and because preferred stocks are senior to common stocks, preferred stocks tend to have less possibility of capital appreciation. There are also other special risks associated with investing in preferred stocks, including deferral of distributions, subordination to securities senior in the issuer’s capital structure, limited voting rights, and special redemption rights that may be exercised by the issuer.

Tweedy, Browne International Insider + Value ETF | Derivatives Risk
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Derivatives Risk. The Fund may invest in derivative instruments, including forward currency exchange contracts, which may be leveraged and may result in losses. Investments in derivative instruments may result in losses exceeding the amounts invested. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives is also subject to operational and legal risks. Operational risks generally refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error. Legal risks generally refer to risks of loss resulting from insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract. Additionally, the Fund intends to maintain its status as a “limited derivatives user” under Rule 18f-4 of the 1940 Act. If the Fund were not able to maintain such status, it would be required to apply a value-at-risk based limit to its use of derivative instruments and financing transactions, comply with other requirements, and adopt and implement a derivatives risk management program.

Tweedy, Browne International Insider + Value ETF | Strategy Risk
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Strategy Risk. The Adviser’s value strategy for managing the Fund relies on a largely quantitative, decision-rule based investment process that, among other things described above under “Principal Investment Strategies,” takes into account observed data regarding purchases in the market by a company and/or its insiders. The Adviser’s quantitative and decision-rule based approach for this strategy is based on the Adviser’s own proprietary research. There is no guarantee that the equity securities the Fund purchases, or the price at which they are purchased, will represent a discount to such securities’ intrinsic value, or that the Adviser’s view of such securities’ intrinsic value will ever be realized. The nature of the value strategy that the Adviser implements for the Fund relies more on observed market data and observed behavior by market participants, than traditional in-depth fundamental value analysis of a company. This aspect of the Fund’s strategy may exacerbate the risk that securities the Fund purchases will turn out not to be undervalued or will not realize the Adviser’s view of such securities’ intrinsic value, all of which could result in you losing money on your investment in the Fund. Moreover, the publicly available data set of company or insider equity security purchases in the market may be incomplete, under-inclusive, or not timely, and these limitations may result in the Fund underperforming, losing money, or not performing to its full potential. The Adviser’s research and development of the Fund’s strategy is based on past performance and historical publicly available purchasing data, and there is no guarantee that past performance or trends will lead to positive future results.

Tweedy, Browne International Insider + Value ETF | New Fund Risk
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New Fund Risk. The Fund is a newly organized, management investment company with a limited operating history. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of Trustees (the “Board”) of the Trust may determine to liquidate the Fund. Such a liquidation could have negative tax consequences for shareholders.

Tweedy, Browne International Insider + Value ETF | Cyber Security Risk
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Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, Sub-Adviser, custodian, transfer agent (the “Transfer Agent”), the Fund’s distributor (the “Distributor”), and other service providers, counterparties and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund and the Adviser have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Tweedy, Browne International Insider + Value ETF | Sector Risk
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Sector Risk. To the extent that the Fund focuses its investments in the securities of issuers in one or more sectors, the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as adverse economic, business, political, environmental, or other developments. The Fund may focus its portfolio investments in the following sector, among others:

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Financial Services Sector Risk. The operations and business of financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.

Tweedy, Browne International Insider + Value ETF | Active Management Risk
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●	Active Management Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Adviser’s investment approach may fail to produce the intended result.

Tweedy, Browne International Insider + Value ETF | Common Stock Risk
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Common Stock Risk. Investments in common stocks are subject to market, economic and business risks that will cause their price to fluctuate over time. Therefore, an investment in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations.

Tweedy, Browne International Insider + Value ETF | Inflation and Deflation Risk
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Inflation and Deflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and any distributions thereon may decline. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in economic policies, and the Fund’s investments may not keep pace with inflation, which may result in losses to the Fund’s shareholders. Deflation risk is the risk that the prices of goods and services in the U.S. and many foreign economies may decline over time. Deflation may have an adverse effect on stock prices and the creditworthiness of issuers and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and be difficult to reverse.

Tweedy, Browne International Insider + Value ETF | Value Investing Risk
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Value Investing Risk. Value investing involves buying stocks that are out of favor and/or viewed as undervalued by the Adviser in comparison to their peers or their prospects for growth. Typically, their valuation levels are less than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund’s return may be adversely affected during a market downturn and when value stocks are out of favor.

Tweedy, Browne International Insider + Value ETF | Equity Security Risk
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Equity Security Risk. The Fund will invest in, or have exposure to, equity securities. Equity securities tend to be more volatile than other investment choices, such as debt and money market instruments. The value of your investment may decrease in response to overall stock market movements or the value of individual securities.

Tweedy, Browne International Insider + Value ETF | Company and Market Risk
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Company and Market Risk. The common stock of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer-than-expected earnings or management decisions, changes in the industry in which the company is engaged, or a reduction in the demand for a company’s products or services). A variety of factors including economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets may adversely affect securities markets generally, which could adversely affect the value of the Fund’s investments in common stocks. In addition, the rights of holders of common stock are subordinate to the rights of preferred shares and debt holders.

Tweedy, Browne International Insider + Value ETF | Quantitative Investing Risk
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Quantitative Investing Risk. To implement its investment strategy, the Adviser may require access to large amounts of financial data and other data supplied by various data providers. The inability to access large amounts of financial and other data from data providers could adversely affect the Adviser’s ability to use quantitative methods to select investments. The Adviser uses quantitative methods as part of its investment selection process for the Fund. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, changing sources of market returns, changes from the factors’ historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues), among others. Any errors or imperfections in quantitative databases, historical financial databases, and historical databases with other information, analyses or models, or in the data on which they are based, could adversely affect the ability of the Adviser to use such analyses or models effectively, which in turn could adversely affect the Fund’s performance. There can be no assurance that these methodologies will help the Fund to achieve its investment objective.

Tweedy, Browne International Insider + Value ETF | Currency Hedging Risk
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Currency Hedging Risk. The Fund’s practice of hedging exposure to foreign currencies where practicable, tends to make the Fund underperform a similar unhedged portfolio when the dollar is losing value against the local currencies in which the Fund’s investments are denominated. Conversely, this practice tends to make the Fund outperform a similar unhedged portfolio when the dollar is gaining in value against the local currencies in which the Fund’s investments are denominated. Because the Fund’s currency hedging techniques involve the use of derivative instruments such as forward currency contracts, the Fund is also subject to the risk of possible default by the other party to those instruments. The use of currency hedging techniques may impose costs on the Fund. As a result of practical considerations, fluctuations in a security’s prices, and fluctuations in currencies, the Fund’s hedges are generally expected to approximate, but will generally not equal, the Fund’s foreign currency exposure.

Tweedy, Browne International Insider + Value ETF | Depositary Receipts Risk
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Depositary Receipts Risk. The Fund may purchase depositary receipts (ADRs, EDRs, GDRs, IDRs, and NVDRs) to facilitate its investments in foreign securities. By investing in ADRs rather than investing directly in the securities of foreign issuers, the Fund can avoid currency risks during the settlement period for purchase and sales. However, ADRs do not eliminate all the risks inherent in investing in the securities of foreign issuers. Depositary receipts may be issued in a sponsored program, in which an issuer has made arrangements to have its securities traded in the form of depositary receipts, or in an unsponsored program, in which the issuer may not be directly involved. The holders of depositary receipts that are unsponsored generally bear various costs associated with the facilities, while a larger portion of the costs associated with sponsored depositary receipts are typically borne by the foreign issuers.

Tweedy, Browne International Insider + Value ETF | Emerging Markets Risk
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Emerging Markets Risk. Investment in emerging market securities involves greater risk than that associated with investment in securities of issuers in developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers. The information available of an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. In addition, investments in certain emerging markets are subject to an elevated risk of loss resulting from market manipulation and the imposition of exchange controls (including repatriation restrictions). The legal rights and remedies available for investors in emerging markets may be more limited than the rights and remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors in emerging markets may be limited.

Tweedy, Browne International Insider + Value ETF | Foreign Custody Risk
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Foreign Custody Risk. The Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often underdeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Tweedy, Browne International Insider + Value ETF | European Investments Risk
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European Investments Risk. The Fund invests in European securities. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. Securities of issuers that are located in, or have significant operations in or exposure to, member states of the European Union (the “EU”) are subject to economic and monetary controls that can adversely affect the Fund’s investments. The European financial markets have experienced volatility, economic and financial difficulties, and other adverse trends in recent years. Responses to financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Political, social or economic disruptions in the region, even in countries in which the Fund is not invested, and adverse changes in the value and exchange rate of the euro and other currencies, may adversely affect the value of investments held by the Fund.

Tweedy, Browne International Insider + Value ETF | Asian Investments Risk
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Asian Investments Risk. The Fund invests in Asian securities. Investments in securities of issuers in Asia-Pacific countries involve risks that are specific to the Asia-Pacific region, including certain legal, regulatory, political and economic risks. Certain Asia-Pacific countries have experienced expropriation and/or nationalization of assets, confiscatory taxation, political instability, armed conflict and social instability as a result of religious, ethnic, socio-economic and/or political unrest. Some economies in this region are dependent on a range of commodities, and are strongly affected by international commodity prices and particularly vulnerable to price changes for these products.

Tweedy, Browne International Insider + Value ETF | United Kingdom Investments Risk
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United Kingdom Investments Risk. Investments in the United Kingdom (“U.K.”) are subject to risks associated with the U.K.’s economy and uncertainties surrounding the U.K.’s exit from the European Union single market and customs union (“Brexit”). The U.K.’s economic growth, as well as the strength of its currency, the British pound, may be affected by changes in the economic health of its primary trade partners across Europe and the United States. The U.K.’s economy is also heavily dependent on the export of financial services and may be impacted by a slowdown in the financial services sector.

Tweedy, Browne International Insider + Value ETF | Large-Cap Companies Risk
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Large-Cap Companies Risk. Securities of companies with certain market capitalizations may perform differently from the equities markets generally. At times, large-cap companies may underperform as compared to small- or mid-capitalization companies, and vice versa. Larger, more established companies may be unable to respond to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.

Tweedy, Browne International Insider + Value ETF | Micro-Cap, Small-Cap and Mid-Cap Companies Risk
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Micro-Cap, Small-Cap and Mid-Cap Companies Risk. Securities of companies with micro-, small- and mid-size capitalizations tend to be riskier than securities of companies with large capitalizations. This is because micro-, small- and mid-cap companies typically have smaller product lines and less access to liquidity than large cap companies, and are therefore more sensitive to economic downturns. In addition, growth prospects of micro-, small- and mid-cap companies tend to be less certain than large cap companies, and the dividends paid on micro-, small- and mid-cap stocks are frequently negligible. Moreover, micro-, small- and mid-cap stocks have, on occasion, fluctuated in the opposite direction of large cap stocks or the general stock market. Consequently, securities of micro-, small- and mid-cap companies tend to be more volatile than those of large-cap companies. The market for micro- and small-cap securities may be thinly traded and as a result, greater fluctuations in the price of micro- and small-cap securities may occur. In general, the Adviser’s investment philosophy and selection process favor companies that do not have capital structures that would be considered to be “highly leveraged” for a company in the same field.

Tweedy, Browne International Insider + Value ETF | Buyback Strategy Risk
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Buyback Strategy Risk. The Fund’s buyback strategy is based, in part, on the premise that stocks of companies that engage in share buyback purchases are often anticipated to perform well because they typically are a signal that a company’s management believes its shares are undervalued. This positive signal from management may cause the value of such shares to rise. There is no certainty that management of a company undertook a buyback strategy because it believes its stock is undervalued; a company could be using buybacks to increase their price to earnings or other ratios, to alleviate excessive dilution, as a defensive measure, or to cut their own capital expenditures, thereby potentially limiting future growth.

Tweedy, Browne International Insider + Value ETF | Risk Lose Money [Member]
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Risk [Text Block]	As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective.
Advent Convertible Bond ETF | Credit Risk [Member]
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Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s rated securities or the perceived credit of the Fund’s unrated securities. Generally, investment risk and price volatility increase as a security’s credit rating or perceived credit declines. The financial condition of an issuer of a fixed income security held by the Fund may cause it to default or become unable to pay interest or principal due on the security. The value of any underlying collateral, the creditworthiness of the borrower and the priority of the lien are each of great importance. The Adviser cannot guarantee the adequacy of the protection of the Fund’s interests, including the validity or enforceability of the loan and the maintenance of the anticipated priority and perfection of the applicable security interests. Furthermore, the Adviser cannot assure that claims may not be asserted that might interfere with enforcement of the rights of the holder(s) of the relevant debt.

Advent Convertible Bond ETF | Interest Rate Risk
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Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in its debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the Fund’s yield and may increase the risk that, if followed by rising interest rates, the Fund’s performance will be negatively impacted.

Advent Convertible Bond ETF | Rating Agencies Risk
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Rating Agencies Risk. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the Fund invests.

Advent Convertible Bond ETF | Market Risk
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Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets.

Advent Convertible Bond ETF | Convertible Preferred Stock Risk
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Convertible Securities Risk. Convertible securities are hybrid securities that combine the investment characteristics of bonds and common stocks. Convertible securities involve risks similar to those of both fixed income and equity securities. The market price of a convertible security generally tends to behave like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest, principal or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Because a convertible security derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock, including the potential for increased volatility in the price of the convertible security.

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Synthetic Convertibles Risk. A synthetic convertible is a convertible security with an underlying issuer which is not and does not own the conversion equity. The value of a synthetic convertible security may respond differently to market fluctuations than a convertible security because a synthetic convertible security is composed of two or more separate securities, each with its own market value. Synthetic convertible securities may be structured to have features that limit the options of the holder or otherwise differ from those of traditional convertible securities. In addition, synthetic convertible securities may be more illiquid than traditional convertible securities.

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Convertible Preferred Stock Risk. Convertible preferred stocks are share issuances of a company which rank above that of common stock, below that of most debt issuances, and provide the option to convert into common stock at predetermined times. Because convertible preferred stock ranks below most classes of debt, their value is subject to fluctuation should an issuer have difficulty paying interest or principal when due or other episodes that affect the market’s perception of the issuer’s creditworthiness. Convertible preferred stock may have longer maturities that raise interest rate risk, reduce the bond value of the security, and place more value on the equity option.

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Mandatory Convertible Bond Risk. Mandatory convertible bonds have a required conversion to the underlying equity upon the maturity of the bond. Although they generally rank equal to traditional convertible bonds during their term, the required conversion to equity results in a greater level of variation in the security’s value at the end of the term. As a result, mandatory convertible bonds are subject to also subject to the same types of market and issuer risks that apply to the underlying common stock.

Advent Convertible Bond ETF | ETF Risk
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ETF Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks: “Authorized Participants, Market Makers and Liquidity Providers Concentration Risk,” “Secondary Market Trading Risk,” “Shares May Trade at Prices Other Than NAV Risk,” and “Cash Transactions Risk.”

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Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Shares.

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Secondary Market Trading Risk. Although Shares are intended to be listed on a national securities exchange, the New York Stock Exchange (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. Trading may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in the Fund inadvisable. These may include: (a) the extent to which trading is not occurring in the securities and/or the financial instruments composing the Fund’s Portfolio; or (b) whether other unusual conditions or circumstances detrimental to the maintenance of a fair and orderly market are present. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

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Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

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Cash Transactions Risk. Unlike certain ETFs, the Fund may effect its creations and redemptions partially or wholly for cash rather than on an in-kind basis. Because of this, the Fund may incur costs such as brokerage costs or be unable to realize certain tax benefits associated with in-kind transfers of portfolio securities that may be realized by other ETFs. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by a transaction fee payable by an AP. Shareholders may be subject to tax on gains they would not otherwise have been subject to and/or at an earlier date than if the Fund had effected redemptions wholly on an in-kind basis.

Advent Convertible Bond ETF | New Fund Risk
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New Fund Risk. The Fund is a newly organized, management investment company with a limited operating history. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of the Trust may determine to liquidate the Fund.

Advent Convertible Bond ETF | Cyber Security Risk
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Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Advent Convertible Bond ETF | Active Management Risk
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Advent Convertible Bond ETF | Equity Markets Risk
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Equity Markets Risk. The equity securities that may be held in the Fund’s portfolio as a result of conversion or exchange of convertible securities may experience sudden, unpredictable drops in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. Additionally, convertible securities vary in value as a result of, among other things, changes in the value of the underlying equities or equity markets.

Advent Convertible Bond ETF | Inflation and Deflation Risk
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Inflation and Deflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and any distributions thereon may decline. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in economic policies, and the Fund’s investments may not keep pace with inflation, which may result in losses to the Fund’s shareholders. Deflation risk is the risk that the prices of goods and services in the U.S. and many foreign economies may decline over time. Deflation may have an adverse effect on stock prices and the creditworthiness of issuers and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and be difficult to reverse.

Advent Convertible Bond ETF | Large Shareholder Risk
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Large Shareholder Risk. Certain large shareholders, including APs, may from time to time own a substantial amount of the Fund’s shares. There is no requirement that these shareholders maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy.

Advent Convertible Bond ETF | Securities Lending Risk
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Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker- dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Advent Convertible Bond ETF | Valuation Risk
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Valuation Risk. The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Advent Convertible Bond ETF | Emerging Markets Risk
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Emerging Markets Risk. The Fund may invest in emerging markets, which may carry more risk than investing in developed foreign markets. Risks associated with investing in emerging markets include limited information about companies in these countries, greater political and economic uncertainties compared to developed foreign markets, underdeveloped securities markets and legal systems, potentially high inflation rates, and the influence of foreign governments over the private sector. In addition, companies in emerging market countries may not be subject to accounting, auditing, financial reporting and recordkeeping requirements that are as robust as those in more developed countries, and therefore, material information about a company may be unavailable or unreliable, and U.S. regulators may be unable to enforce a company’s regulatory obligations.

Advent Convertible Bond ETF | Duration Risk
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Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.

Advent Convertible Bond ETF | Fixed-Income Market Risk
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Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in Fund redemption requests, including requests from shareholders who may own a significant percentage of the Shares, which may be triggered by market turmoil or an increase in interest rates, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or taxable distributions.

Advent Convertible Bond ETF | Foreign Companies Risk
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Foreign Companies Risk. Investing in foreign-domiciled companies may include additional risks associated with more or less foreign government regulation; imposition of tariffs; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund may invest. The Fund may invest in depositary receipts, which are equity instruments trading on U.S. exchanges which represent shares in foreign companies, to the extent they are obtained via the conversion or exchange of a convertible security.

Advent Convertible Bond ETF | High Portfolio Turnover Risk
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High Portfolio Turnover Risk. The active and frequent trading of the Fund’s portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs, which could reduce the Fund’s return.

Advent Convertible Bond ETF | Non-Investment Grade (Junk Bond) Securities Risk
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Non-Investment Grade (Junk Bond) Securities Risk. Below investment grade debt securities (also known as “junk bonds”) are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty.

Advent Convertible Bond ETF | Reinvestment Risk
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Reinvestment Risk. Reinvestment risk is the risk that income from the Fund’s portfolio will decline if and when the Fund reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio’s current earnings rate. A decline in income could negatively affect the market price of the Shares.

Advent Convertible Bond ETF | Restricted Securities Risk
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Restricted Securities Risk. The Fund is a qualified institutional buyer under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”) and may purchase Rule 144A securities at issue or in the secondary markets. Rule 144A establishes a “safe harbor” from the registration requirements of the 1933 Act for resales of qualifying securities to qualified institutional buyers. Although many of the Rule 144A Securities in which the Fund invests may be, in the view of the Adviser, liquid, if qualified institutional buyers are unwilling to purchase these Rule 144A Securities, they may become illiquid.

Advent Convertible Bond ETF | Unrated Securities Risk
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Unrated Securities Risk. A substantial portion of the convertible securities market consists of issues which are unrated. This means they have not been issued a rating by a nationally recognized statistical rating organization and are not being monitored for credit rating changes, although in some cases the underlying corporation may have a corporate rating. For unrated securities, the Fund relies on the Adviser’s Investment Team to evaluate the issue’s credit and to assign an internal rating equivalent. Unrated securities may be subject to greater credit spread volatility and uncertainty regarding the market price of the issue’s credit and may decline significantly in periods of general economic difficulty.

Advent Convertible Bond ETF | U.S. Government Obligations Risk
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U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.

Advent Convertible Bond ETF | Variable Rate Securities Risk
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Variable Rate Securities Risk. Variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Variable rate securities may be subject to greater liquidity risk than other debt securities, and there may be limitations on the Fund’s ability to sell the securities at any given time.

Advent Convertible Bond ETF | Risk Lose Money [Member]
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Risk [Text Block]	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
First Eagle Global Equity ETF | Management Risk
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Management Risk. The Fund is subject to the risk of poor investment selection. In other words, the individual investments of the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices may not work to achieve their desired result.

First Eagle Global Equity ETF | Market Risk
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Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Rapid changes in prices or liquidity, which often are not anticipated and can relate to events not connected to particular investments, may limit the ability of the Fund to dispose of its assets at the price or time of its choosing and can result in losses. Changes in prices may be temporary or may last for extended periods.

First Eagle Global Equity ETF | ETF Risk
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ETF Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks: “Authorized Participants, Market Makers and Liquidity Providers Concentration Risk,” “Cash Transactions Risk,” “Secondary Market Trading Risk,” and “Shares May Trade at Prices Other Than NAV Risk.”

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Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as authorized participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Shares.

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Cash Transactions Risk. Unlike certain ETFs, the Fund may effect its creations and redemptions partially or wholly for cash rather than on an in-kind basis. Because of this, the Fund may incur costs such as brokerage costs or be unable to realize certain tax benefits associated with in-kind transfers of portfolio securities that may be realized by other ETFs. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by a transaction fee payable by an AP. Shareholders may be subject to tax on gains they would not otherwise have been subject to and/or at an earlier date than if the Fund had effected redemptions wholly on an in-kind basis.

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Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, the New York Stock Exchange (the “NYSE” or “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. Trading may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in the Fund inadvisable. These may include: (a) the extent to which trading is not occurring in the securities and/or the financial instruments composing the Fund’s portfolio; or (b) whether other unusual conditions or circumstances detrimental to the maintenance of a fair and orderly market are present. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

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Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. There is a risk that market prices for Fund Shares will vary significantly from the Fund’s NAV. Where all or portion of the Fund’s underlying securities trade in a foreign market that is closed when the market in which the Fund’s Shares are listed is open for trading, there may be changes between the last quote of the underlying securities’ value in the closed foreign market and the value of such underlying securities during the Fund’s domestic trading day.

First Eagle Global Equity ETF | Foreign Securities Risk
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Foreign Securities Risk. The Fund may invest in foreign investments (including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”)). Foreign investments, which can be denominated in any applicable foreign currency, are susceptible to less politically, economically and socially stable environments, foreign currency and exchange rate changes, and adverse changes to government regulations. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs, GDRs and EDRs continue to be subject to many of the risks associated with investing directly in foreign investments.

First Eagle Global Equity ETF | Currency Risk
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Currency Risk. Investment in foreign securities also involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by possible imposition of exchange control regulations or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities or other investment products; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; less developed or less efficient trading markets; different accounting, auditing and financial reporting standards; different settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; imposition of foreign taxes; and sometimes less advantageous legal, operational and financial protections applicable to foreign custodial or sub-custodial arrangements. The laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt and the assets of a Fund may be exposed to risk in circumstances where the custodian/sub-custodian will have no liability.

First Eagle Global Equity ETF | New Fund Risk
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New Fund Risk. The Fund is a newly organized, management investment company with a limited operating history. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of Trustees of The RBB Fund Trust may determine to liquidate the Fund.

First Eagle Global Equity ETF | Cyber Security Risk
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Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, the Fund’s investment sub-adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

First Eagle Global Equity ETF | Large Shareholder Risk
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Large Shareholder Risk. Certain large shareholders, including APs, may from time to time own a substantial amount of the Fund’s shares. There is no requirement that these shareholders maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy.

First Eagle Global Equity ETF | Foreign Custody Risk
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Foreign Custody Risk. The Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

First Eagle Global Equity ETF | Equity Risk
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Equity Risk. The value of the Fund’s portfolio holdings may fluctuate in response to the risk that the prices of equity securities, including common stock, rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time. Equity securities generally have greater price volatility than debt securities.

First Eagle Global Equity ETF | Large Capitalization Companies Risk
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Large Capitalization Companies Risk. The Fund may invest in larger, more established companies, the securities of which may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. The Fund considers large companies to be companies with market capitalizations of $10 billion or greater.

First Eagle Global Equity ETF | Other Investment Company Risk
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Other Investment Company Risk. To the extent the Fund invests in other investment companies, including money market funds and ETFs, its performance will be affected by the performance of those other investment companies. Investments in other investment companies are subject to the risks of the other investment companies’ investments, as well as to the other investment companies’ expenses. As a result, shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests, and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. An ETF may trade in the secondary market at a price below the value of its underlying portfolio and may not be liquid. An actively managed ETF’s performance will reflect its adviser’s ability to make investment decisions that are suited to achieving the ETF’s investment objectives. A passively managed ETF may not replicate the performance of the index it intends to track.

First Eagle Global Equity ETF | Small and Medium Capitalization Companies Risk
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Small and Medium Capitalization Companies Risk. The Fund may invest in small and medium-size companies, the securities of which can be more volatile in price than those of larger companies. Positions in smaller companies, especially when the Fund is a large holder of a small company’s securities, also may be more difficult or expensive to trade. The Fund considers small companies to be companies with market capitalizations of less than $1 billion and medium-size companies to have market capitalizations of less than $10 billion but greater than or equal to $1 billion.

First Eagle Global Equity ETF | Value Investment Strategy Risk
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Value Investment Strategy Risk. An investment made at a perceived “margin of safety” or “discount to intrinsic or fundamental value” can trade at prices substantially lower than when an investment is made, so that any perceived “margin of safety” or “discount to value” is no guarantee against loss. “Value” investments, as a category, or entire industries or sectors associated with such investments, may lose favor with investors as compared to those that are more “growth” oriented. In such an event, the Fund’s investment returns would be expected to lag relative to returns associated with more growth-oriented investment strategies. Investing in or having exposure to “value” securities presents the risk that such securities may never reach what the Adviser believes are their full market values.

First Eagle Global Equity ETF | Risk Lose Money [Member]
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Risk [Text Block]	Loss of money is a risk of investing in the Fund.
First Eagle Overseas Equity ETF | Management Risk
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Management Risk. The Fund is subject to the risk of poor investment selection. In other words, the individual investments of the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices may not work to achieve their desired result.

First Eagle Overseas Equity ETF | Private Placement Risk
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Private Placement Risk. The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, and ADRs, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended. Privately issued securities are restricted securities that are not publicly traded. Delay or difficulty in selling such securities may result in a loss to the Fund.

First Eagle Overseas Equity ETF | Market Risk
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Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Although the Fund will invest in stocks the Adviser believes will produce less volatility, there is no guarantee that the stocks will perform as expected.

First Eagle Overseas Equity ETF | ETF Risk
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ETF Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks: “Authorized Participants, Market Makers and Liquidity Providers Concentration Risk,” “Cash Transactions Risk,” “Secondary Market Trading Risk,” and “Shares May Trade at Prices Other Than NAV Risk.”

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Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as authorized participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Shares.

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Cash Transactions Risk. Unlike certain ETFs, the Fund may effect its creations and redemptions partially or wholly for cash rather than on an in-kind basis. Because of this, the Fund may incur costs such as brokerage costs or be unable to realize certain tax benefits associated with in-kind transfers of portfolio securities that may be realized by other ETFs. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by a transaction fee payable by an AP. Shareholders may be subject to tax on gains they would not otherwise have been subject to and/or at an earlier date than if the Fund had effected redemptions wholly on an in-kind basis.

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Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, the New York Stock Exchange (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. Trading may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in the Fund inadvisable. These may include: (a) the extent to which trading is not occurring in the securities and/or the financial instruments composing the Fund’s portfolio; or (b) whether other unusual conditions or circumstances detrimental to the maintenance of a fair and orderly market are present. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

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Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. There is a risk that market prices for Fund Shares will vary significantly from the Fund’s NAV. Where all or portion of the Fund’s underlying securities trade in a foreign market that is closed when the market in which the Fund’s Shares are listed is open for trading, there may be changes between the last quote of the underlying securities’ value in the closed foreign market and the value of such underlying securities during the Fund’s domestic trading day.

First Eagle Overseas Equity ETF | Foreign Securities Risk
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Foreign Securities Risk. The Fund may invest in foreign investments (including ADRs, GDRs and EDRs). Foreign investments, which can be denominated in any applicable foreign currency, are susceptible to less politically, economically and socially stable environments, foreign currency and exchange rate changes, and adverse changes to government regulations. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs, GDRs and EDRs continue to be subject to many of the risks associated with investing directly in foreign investments.

First Eagle Overseas Equity ETF | Currency Risk
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Currency Risk. Investment in foreign securities also involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by possible imposition of exchange control regulations or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities or other investment products; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; less developed or less efficient trading markets; different accounting, auditing and financial reporting standards; different settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; imposition of foreign taxes; and sometimes less advantageous legal, operational and financial protections applicable to foreign custodial or sub-custodial arrangements. The laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt and the assets of a Fund may be exposed to risk in circumstances where the custodian/sub-custodian will have no liability.

First Eagle Overseas Equity ETF | New Fund Risk
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New Fund Risk. The Fund is a newly organized, management investment company with a limited operating history. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of Trustees of The RBB Fund Trust may determine to liquidate the Fund.

First Eagle Overseas Equity ETF | Cyber Security Risk
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Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, the Fund’s investment sub-adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

First Eagle Overseas Equity ETF | Large Shareholder Risk
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Large Shareholder Risk. Certain large shareholders, including APs, may from time to time own a substantial amount of the Fund’s shares. There is no requirement that these shareholders maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy.

First Eagle Overseas Equity ETF | Foreign Custody Risk
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Foreign Custody Risk. The Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

First Eagle Overseas Equity ETF | Equity Risk
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Equity Risk. The value of the Fund’s portfolio holdings may fluctuate in response to the risk that the prices of equity securities, including common stock, rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time. Equity securities generally have greater price volatility than debt securities.

First Eagle Overseas Equity ETF | Large Capitalization Companies Risk
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Large Capitalization Companies Risk. The Fund may invest in larger, more established companies, the securities of which may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. The Fund considers large companies to be companies with market capitalizations of $10 billion or greater.

First Eagle Overseas Equity ETF | Other Investment Company Risk
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Other Investment Company Risk. To the extent the Fund invests in other investment companies, including money market funds and ETFs, its performance will be affected by the performance of those other investment companies. Investments in other investment companies are subject to the risks of the other investment companies’ investments, as well as to the other investment companies’ expenses. As a result, shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests, and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. An ETF may trade in the secondary market at a price below the value of its underlying portfolio and may not be liquid. An actively managed ETF’s performance will reflect its adviser’s ability to make investment decisions that are suited to achieving the ETF’s investment objectives. A passively managed ETF may not replicate the performance of the index it intends to track.

First Eagle Overseas Equity ETF | Small and Medium Capitalization Companies Risk
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Small and Medium Capitalization Companies Risk. The Fund may invest in small and medium-size companies, the securities of which can be more volatile in price than those of larger companies. Positions in smaller companies, especially when the Fund is a large holder of a small company’s securities, also may be more difficult or expensive to trade. The Fund considers small companies to be companies with market capitalizations of less than $1 billion and medium-size companies to have market capitalizations of less than $10 billion but greater than or equal to $1 billion.

First Eagle Overseas Equity ETF | Value Investment Strategy Risk
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Value Investment Strategy Risk. An investment made at a perceived “margin of safety” or “discount to intrinsic or fundamental value” can trade at prices substantially lower than when an investment is made, so that any perceived “margin of safety” or “discount to value” is no guarantee against loss. “Value” investments, as a category, or entire industries or sectors associated with such investments, may lose favor with investors as compared to those that are more “growth” oriented. In such an event, the Fund’s investment returns would be expected to lag relative to returns associated with more growth-oriented investment strategies. Investing in or having exposure to “value” securities presents the risk that such securities may never reach what the Adviser believes are their full market values.

First Eagle Overseas Equity ETF | Risk Lose Money [Member]
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Risk [Text Block]	Loss of money is a risk of investing in the Fund.
Twin Oak Enhanced Credit ETF | Management Risk
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Management Risk. The Fund is subject to the risk of poor investment selection. In other words, the individual investments of the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices may not work to achieve their desired result.

Twin Oak Enhanced Credit ETF | Interest Rate Risk
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Interest Rate Risk. Interest rate changes can be sudden and unpredictable and a wide variety of factors can cause interest rates to rise, such as central bank monetary policies, inflation rates, supply and demand and general economic conditions. The value of the Fund’s shares generally is expected to increase during periods of falling interest rates and to decrease during periods of rising interest rates. The magnitude of these fluctuations will generally be greater if the Fund holds securities with longer maturities or lower quality ratings. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates fall. The Fund is also subject to the risk that the income generated by its investments may not keep pace with inflation. Interest rates in the United States and many other countries have risen in recent periods and may continue to remain elevated for the foreseeable future. Because longer-term inflationary pressure may result from the U.S. government’s fiscal policies, the Fund may experience higher interest rates over its investment horizon. Additionally, as a result of increasing interest rates, reserves held by banks and other financial institutions in bonds and other debt securities could face a significant decline in value relative to deposits and liabilities, which coupled with general economic headwinds resulting from a changing interest rate environment, creates liquidity pressures at such institutions. As a result, certain sectors of the credit markets could experience significant declines in liquidity, and it is possible that the Fund will not be able to manage this risk effectively.

Twin Oak Enhanced Credit ETF | Liquidity Risk
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Liquidity Risk. The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in derivative instruments involve the risk that the Fund may be unable to sell the derivative instrument or sell it at a reasonable price.

Twin Oak Enhanced Credit ETF | Market Risk
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Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Although the Fund will invest in stocks the Adviser believes will produce less volatility, there is no guarantee that the stocks will perform as expected.

Twin Oak Enhanced Credit ETF | ETF Risk
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ETF Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks: “Authorized Participants, Market Makers and Liquidity Providers Concentration Risk,” “Cash Transactions Risk,” “Secondary Market Trading Risk,” and “Shares May Trade at Prices Other Than NAV Risk.”

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Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as authorized participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Shares. Further, the Fund is utilizing a novel and unique structure, which may affect the number of entities willing to act as APs, market makers and/or liquidity providers.

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Cash Transactions Risk. Unlike certain ETFs, the Fund may effect its creations and redemptions partially or wholly for cash rather than on an in-kind basis. Because of this, the Fund may incur costs such as brokerage costs or be unable to realize certain tax benefits associated with in-kind transfers of portfolio securities that may be realized by other ETFs. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by a transaction fee payable by an AP. Shareholders may be subject to tax on gains they would not otherwise have been subject to and/or at an earlier date than if the Fund had effected redemptions wholly on an in-kind basis.

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Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, Cboe BZX Exchange, Inc (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. Trading may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in the Fund inadvisable. These may include: (a) the extent to which trading is not occurring in the securities and/or the financial instruments composing the Fund’s portfolio; or (b) whether other unusual conditions or circumstances detrimental to the maintenance of a fair and orderly market are present. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

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Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. There is a risk that market prices for Fund Shares will vary significantly from the Fund’s NAV.

To the extent the Fund invests in Underlying Funds, which are also ETFs, the Fund will be further exposed to the above ETF risks.

Twin Oak Enhanced Credit ETF | Derivatives Risk
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Derivatives Risk. Derivatives include instruments and contracts that are based on, and are valued in relation to, one or more underlying securities, financial benchmarks or indices, such as futures and forward contracts. Derivatives typically have economic leverage inherent in their terms. Such leverage will magnify any losses. See “Leverage/Volatility Risk” below. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives is also subject to operational and legal risks. Operational risks generally refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls and human error. Legal risks generally refer to risks of loss resulting from insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract. The primary types of derivatives in which the Fund invests in are swaps and options contracts.

Twin Oak Enhanced Credit ETF | Counterparty Risk
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Counterparty Risk. Some of the derivatives entered into by the Fund are not traded on an exchange but instead will be privately negotiated in the over-the-counter market. This means that these instruments are traded between counterparties based on contractual relationships. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. A counterparty defaulting on its payment obligations to the Fund will cause the value of an investment in the Fund to decrease.

Twin Oak Enhanced Credit ETF | New Fund Risk
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New Fund Risk. The Fund is a newly organized, management investment company with no operating history. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of Trustees (“Board”) of the Trust may determine to liquidate the Fund.

Twin Oak Enhanced Credit ETF | Cyber Security Risk
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Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, the Fund’s investment sub-adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Twin Oak Enhanced Credit ETF | Large Shareholder Risk
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Large Shareholder Risk. Certain large shareholders, including APs, may from time to time own a substantial amount of the Fund’s shares. There is no requirement that these shareholders maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy.

Twin Oak Enhanced Credit ETF | Affiliated Fund Risk
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Affiliated Fund Risk. Affiliated fund risk is the risk that the Adviser may select investments in other investment companies, including ETFs, (collectively, “Underlying Funds”) for the Fund based on its own financial interests rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Funds because the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds or the Underlying Funds may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

Twin Oak Enhanced Credit ETF | Fixed Income Securities Risks
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Bank Loan Risk. The Fund’s investments in secured and unsecured participations in bank loans and assignments of such loans may create substantial risk. In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest. If the Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s share price could be adversely affected. The Fund may invest in loan participations that are rated by a nationally recognized statistical rating organization or are unrated, and may invest in loan participations of any credit quality, including “distressed” companies with respect to which there is a substantial risk of losing the entire amount invested. In addition, certain bank loans in which the Fund may invest may be illiquid and, therefore, difficult to value and/or sell at a price that is beneficial to the Fund.

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Credit Risk. Credit risk is the risk that the issuer of a security will not be able to make payments of interest and principal when due. Deterioration in the financial condition of an issuer or deterioration in general economic conditions could cause an issuer to fail to make timely payments of principal and interest. The value of any underlying collateral, the creditworthiness of the borrower and the priority of the lien are each of great importance. The Adviser cannot guarantee the adequacy of the protection of the Fund’s interests, including the validity or enforceability of the loan and the maintenance of the anticipated priority and perfection of the applicable security interests. Furthermore, the Adviser cannot assure that claims may not be asserted that might interfere with enforcement of the rights of the holder(s) of the relevant debt. Additionally, changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may affect the value of the Fund’s investments in that issuer. A credit agency’s rating represents the organization’s opinion as to the credit quality of a security but is not an absolute standard of quality or guarantee as to the creditworthiness of an issuer. Ratings from a credit agency present an inherent conflict of interest, because the agency is paid by the entities whose securities they rate. Rating agencies may fail to move quickly enough to change ratings in response to changing circumstances, and a rating may not reflect the fine shadings of risks within a given quality grade.

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High Yield Securities Risk. High-yield securities or junk bonds are often considered to be speculative and involve greater risk of default or price changes than investment grade fixed-income securities due to changes in the issuer’s or the market’s perception of an issuer’s creditworthiness. Therefore, the Fund’s investments in high-yield securities expose it to a substantial degree of credit risk. The issuers of these securities may not be as financially strong as the issuers of higher rated securities. Prices of lower-rated securities have been found to be less sensitive to interest rate changes and more sensitive to adverse economic changes and individual corporate developments than more highly rated investments. When a security’s rating is reduced below investment grade, it may be more difficult for the Fund to receive income from its investment.

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Liquidity Risk. Liquidity risk is the risk that a limited market for a security may make it difficult for that security to be sold at an advantageous time or price, which could prevent the Fund from selling the security at the approximate price that it is valued or the time it desires to sell. Liquidity risk may be magnified during times of instability in the credit markets, rising interest rates, high selling activity, or other circumstances where investor redemptions from fixed income securities may be higher than normal. The capacity of traditional dealers to engage in fixed income trading has not kept pace with the fixed income market’s growth, causing dealer inventories to be at or near historical lows relative to market size. The reduction in dealer inventories could lead to decreased liquidity, increased volatility and wider spreads, which may become exacerbated during periods of economic or political stress. Lower rated securities may be subject to greater levels of liquidity risk. If a fixed income security is downgraded or declines in price, the market demand may be limited, making that security difficult to sell. Additionally, the market for certain fixed-income securities may become illiquid under adverse market or economic conditions, independent of any specific adverse changes in the conditions of a particular issuer.

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Maturity Risk. Longer-term securities generally have greater price fluctuations and are more sensitive to interest rate changes than shorter-term securities. Therefore, the Fund may experience greater price fluctuations when it holds securities with longer maturities.

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Mortgage Backed and Asset-Backed Securities. Asset-backed securities may be affected by factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit or other credit enhancements or the market’s assessment of the quality of the underlying security. Investments in mortgage- and asset-backed securities are subject to prepayment or call risk, which is the risk that payments from the borrower may be received earlier than expected due to changes in the rate at which the underlying loans are prepaid. Securities may be prepaid at a price less than the original purchase value.

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Other Asset-Backed Securities. Asset-backed securities may be affected by factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit or other credit enhancements or the market’s assessment of the quality of the underlying security.

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U.S. Government Securities. Some U.S. Government securities, such as U.S. Government agency notes and bonds, are neither insured nor guaranteed by the U.S. Government, meaning they are only supported by the right of the issuer to borrow from the U.S. Government or by the credit of the agency issuing the obligation. If the Fund invests in a U.S. Government security that is not backed by the U.S. Government, there is no assurance that the U.S. Government would provide support, and the Fund’s performance could be adversely impacted if there is a deterioration in the financial condition of the issuer.

Twin Oak Enhanced Credit ETF | Floating Rate Securities Risk
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Floating Rate Securities Risk. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their coupon rates do not reset as high, or as quickly, as comparable market interest rates, and generally carry lower yields than fixed-rate securities of the same maturity. Although floating rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to credit risk, which could impair their value.

Twin Oak Enhanced Credit ETF | Leverage Risk
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Leverage Risk. Leverage amplifies changes in the Fund’s NAV and may make the Fund more volatile. Derivatives may create leverage and can result in losses to the Fund that exceed the amount originally invested and may accelerate the rate of losses. There can be no assurance that the Fund’s use of any leverage will be successful. The Fund’s investment exposure can exceed its net assets, sometimes by a significant amount.

Twin Oak Enhanced Credit ETF | New Adviser Risk
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New Adviser Risk. Twin Oak is a newly registered investment adviser and has not had an extensive history of serving as an adviser or sub-adviser to a registered investment company. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund’s intended investment objective.

Twin Oak Enhanced Credit ETF | Operational Risk
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties, or other third parties, failed or inadequate processes and technology or systems failures. The Fund and its Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Twin Oak Enhanced Credit ETF | Options Risk
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Options Risk. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities.

Twin Oak Enhanced Credit ETF | Swap Risk
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Swap Risk. In a standard “swap” transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the “notional amount” of predetermined investments or instruments, which may be adjusted for an interest factor. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to the risk that the counterparty may default on the obligation, and may be difficult to value. Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

Twin Oak Enhanced Credit ETF | Underlying Funds Risk
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Underlying Funds Risk. To the extent the Fund invests in other investment companies, including money market funds and ETFs, its performance will be affected by the performance of those Underlying Funds. Investments in Underlying Funds are subject to the risks of the Underlying Funds’ investments, as well as to the Underlying Funds’ expenses. The Fund may incur brokerage fees in connection with its purchase of ETF shares. An ETF may trade in the secondary market at a price below the value of its underlying portfolio and may not be liquid. An actively managed ETF’s performance will reflect its adviser’s ability to make investment decisions that are suited to achieving the ETF’s investment objectives. A passively managed ETF may not replicate the performance of the index it intends to track.

Twin Oak Enhanced Credit ETF | Risk Lose Money [Member]
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Risk [Text Block]	Loss of money is a risk of investing in the Fund.
Twin Oak Enhanced Credit ETF | Risk Nondiversified Status [Member]
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Non-Diversification Risk. The Fund is a non-diversified investment company, which means that more of the Fund’s assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. This may make the value of the Shares more susceptible to certain risks than shares of a diversified investment company. As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Twin Oak Active Opportunities II ETF | Management Risk
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Management Risk. The Fund is subject to the risk of poor investment selection. In other words, the individual investments of the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices may not work to achieve their desired result.

Twin Oak Active Opportunities II ETF | Market Risk
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Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Although the Fund will invest in stocks the Adviser believes will produce less volatility, there is no guarantee that the stocks will perform as expected.

Twin Oak Active Opportunities II ETF | ETF Risk
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ETF Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks: “Authorized Participants, Market Makers and Liquidity Providers Concentration Risk,” “Cash Transactions Risk,” “Secondary Market Trading Risk,” and “Shares May Trade at Prices Other Than NAV Risk.”

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Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as authorized participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Shares. Further, the Fund is utilizing a novel and unique structure, which may affect the number of entities willing to act as APs, market makers and/or liquidity providers.

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Cash Transactions Risk. Unlike certain ETFs, the Fund may effect its creations and redemptions partially or wholly for cash rather than on an in-kind basis. Because of this, the Fund may incur costs such as brokerage costs or be unable to realize certain tax benefits associated with in-kind transfers of portfolio securities that may be realized by other ETFs. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by a transaction fee payable by an AP. Shareholders may be subject to tax on gains they would not otherwise have been subject to and/or at an earlier date than if the Fund had effected redemptions wholly on an in-kind basis.

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Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. Trading may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in the Fund inadvisable. These may include: (a) the extent to which trading is not occurring in the securities and/or the financial instruments composing the Fund’s portfolio; or (b) whether other unusual conditions or circumstances detrimental to the maintenance of a fair and orderly market are present. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

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Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. There is a risk that market prices for Fund Shares will vary significantly from the Fund’s NAV.

To the extent the Fund invests in Underlying Funds, which are also ETFs, the Fund will be further exposed to the above ETF risks.

Twin Oak Active Opportunities II ETF | Derivatives Risk
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Derivatives Risk. Derivatives include instruments and contracts that are based on, and are valued in relation to, one or more underlying securities, financial benchmarks or indices, such as futures and forward contracts. Derivatives typically have economic leverage inherent in their terms. Such leverage will magnify any losses. See “Leverage/Volatility Risk” below. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives is also subject to operational and legal risks. Operational risks generally refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls and human error. Legal risks generally refer to risks of loss resulting from insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract. The primary types of derivatives in which the Fund invests in are swaps and options contracts.

Twin Oak Active Opportunities II ETF | Equity Securities Risk
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Equity Securities Risk. Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Equity securities tend to be more volatile than other investment choices, such as debt and money market instruments. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Funds and Underlying Funds to fluctuate. The value of an investment may decrease in response to overall stock market movements or the value of individual securities. The Fund purchases equity securities traded in the U.S. on registered exchanges or the over-the-counter market.

Twin Oak Active Opportunities II ETF | Counterparty Risk
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Counterparty Risk. Some of the derivatives entered into by the Fund are not traded on an exchange but instead will be privately negotiated in the over-the-counter market. This means that these instruments are traded between counterparties based on contractual relationships. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. A counterparty defaulting on its payment obligations to the Fund will cause the value of an investment in the Fund to decrease.

Twin Oak Active Opportunities II ETF | New Fund Risk
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New Fund Risk. The Fund is a newly organized, management investment company with no operating history. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of Trustees (“Board”) of The RBB Fund Trust (the “Trust”) may determine to liquidate the Fund.

Twin Oak Active Opportunities II ETF | Cyber Security Risk
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Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, the Fund’s investment sub-adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Twin Oak Active Opportunities II ETF | Large Shareholder Risk
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Large Shareholder Risk. Certain large shareholders, including APs, may from time to time own a substantial amount of the Fund’s shares. There is no requirement that these shareholders maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy.

Twin Oak Active Opportunities II ETF | Large Capitalization Companies Risk
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Large Capitalization Companies Risk. The Fund may invest in larger, more established companies, the securities of which may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. The Fund considers large companies to be companies with market capitalizations of $10 billion or greater.

Twin Oak Active Opportunities II ETF | Small and Medium Capitalization Companies Risk
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Small and Medium Capitalization Companies Risk. The Fund may invest in small and medium-size companies, the securities of which can be more volatile in price than those of larger companies. Positions in smaller companies, especially when the Fund is a large holder of a small company’s securities, also may be more difficult or expensive to trade. The Fund considers small companies to be companies with market capitalizations of less than $1 billion and medium-size companies to have market capitalizations of less than $10 billion but greater than or equal to $1 billion.

Twin Oak Active Opportunities II ETF | Affiliated Fund Risk
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Affiliated Fund Risk. Affiliated fund risk is the risk that the Adviser may select investments in other investment companies, including ETFs, (collectively, “Underlying Funds”) for the Fund based on its own financial interests rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Funds because the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds or the Underlying Funds may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

Twin Oak Active Opportunities II ETF | Fixed Income Securities Risks
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●	Fixed Income Securities Risks. Fixed income securities in which the Fund or an Underlying Fund may invest are subject to certain risks, including:

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Bank Loan Risk. The Fund’s investments in secured and unsecured participations in bank loans and assignments of such loans may create substantial risk. In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest. If the Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s share price could be adversely affected. The Fund may invest in loan participations that are rated by a nationally recognized statistical rating organization or are unrated, and may invest in loan participations of any credit quality, including “distressed” companies with respect to which there is a substantial risk of losing the entire amount invested. In addition, certain bank loans in which the Fund may invest may be illiquid and, therefore, difficult to value and/or sell at a price that is beneficial to the Fund.

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Credit Risk. Credit risk is the risk that the issuer of a security will not be able to make payments of interest and principal when due. Deterioration in the financial condition of an issuer or deterioration in general economic conditions could cause an issuer to fail to make timely payments of principal and interest. The value of any underlying collateral, the creditworthiness of the borrower and the priority of the lien are each of great importance. The Adviser cannot guarantee the adequacy of the protection of the Fund’s interests, including the validity or enforceability of the loan and the maintenance of the anticipated priority and perfection of the applicable security interests. Furthermore, the Adviser cannot assure that claims may not be asserted that might interfere with enforcement of the rights of the holder(s) of the relevant debt. Additionally, changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may affect the value of the Fund’s investments in that issuer. A credit agency’s rating represents the organization’s opinion as to the credit quality of a security but is not an absolute standard of quality or guarantee as to the creditworthiness of an issuer. Ratings from a credit agency present an inherent conflict of interest, because the agency is paid by the entities whose securities they rate. Rating agencies may fail to move quickly enough to change ratings in response to changing circumstances, and a rating may not reflect the fine shadings of risks within a given quality grade.

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Floating Rate Securities Risk. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their coupon rates do not reset as high, or as quickly, as comparable market interest rates, and generally carry lower yields than fixed-rate securities of the same maturity. Although floating rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to credit risk, which could impair their value.

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High Yield Securities Risk. High-yield securities or junk bonds are often considered to be speculative and involve greater risk of default or price changes than investment grade fixed-income securities due to changes in the issuer’s or the market’s perception of an issuer’s creditworthiness. Therefore, the Fund’s investments in high-yield securities expose it to a substantial degree of credit risk. The issuers of these securities may not be as financially strong as the issuers of higher rated securities. Prices of lower-rated securities have been found to be less sensitive to interest rate changes and more sensitive to adverse economic changes and individual corporate developments than more highly rated investments. When a security’s rating is reduced below investment grade, it may be more difficult for the Fund to receive income from its investment.

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Interest Rate Risk. Interest rate changes can be sudden and unpredictable and a wide variety of factors can cause interest rates to rise, such as central bank monetary policies, inflation rates, supply and demand and general economic conditions. The value of the Fund’s shares generally is expected to increase during periods of falling interest rates and to decrease during periods of rising interest rates. The magnitude of these fluctuations will generally be greater if the Fund holds securities with longer maturities or lower quality ratings. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates fall. The Fund is also subject to the risk that the income generated by its investments may not keep pace with inflation. Interest rates in the United States and many other countries have risen in recent periods and may continue to remain elevated for the foreseeable future. Because longer-term inflationary pressure may result from the U.S. government’s fiscal policies, the Fund may experience higher interest rates over its investment horizon. Additionally, as a result of increasing interest rates, reserves held by banks and other financial institutions in bonds and other debt securities could face a significant decline in value relative to deposits and liabilities, which coupled with general economic headwinds resulting from a changing interest rate environment, creates liquidity pressures at such institutions. As a result, certain sectors of the credit markets could experience significant declines in liquidity, and it is possible that the Fund will not be able to manage this risk effectively.

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Liquidity Risk. Liquidity risk is the risk that a limited market for a security may make it difficult for that security to be sold at an advantageous time or price, which could prevent the Fund from selling the security at the approximate price that it is valued or the time it desires to sell. Liquidity risk may be magnified during times of instability in the credit markets, rising interest rates, high selling activity, or other circumstances where investor redemptions from fixed income securities may be higher than normal. The capacity of traditional dealers to engage in fixed income trading has not kept pace with the fixed income market’s growth, causing dealer inventories to be at or near historical lows relative to market size. The reduction in dealer inventories could lead to decreased liquidity, increased volatility and wider spreads, which may become exacerbated during periods of economic or political stress. Lower rated securities may be subject to greater levels of liquidity risk. If a fixed income security is downgraded or declines in price, the market demand may be limited, making that security difficult to sell. Additionally, the market for certain fixed-income securities may become illiquid under adverse market or economic conditions, independent of any specific adverse changes in the conditions of a particular issuer.

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Maturity Risk. Longer-term securities generally have greater price fluctuations and are more sensitive to interest rate changes than shorter-term securities. Therefore, the Fund may experience greater price fluctuations when it holds securities with longer maturities.

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Mortgage Backed and Asset-Backed Securities. Asset-backed securities may be affected by factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit or other credit enhancements or the market’s assessment of the quality of the underlying security. Investments in mortgage- and asset-backed securities are subject to prepayment or call risk, which is the risk that payments from the borrower may be received earlier than expected due to changes in the rate at which the underlying loans are prepaid. Securities may be prepaid at a price less than the original purchase value.

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Other Asset-Backed Securities. Asset-backed securities may be affected by factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit or other credit enhancements or the market’s assessment of the quality of the underlying security.

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U.S. Government Securities. Some U.S. Government securities, such as U.S. Government agency notes and bonds, are neither insured nor guaranteed by the U.S. Government, meaning they are only supported by the right of the issuer to borrow from the U.S. Government or by the credit of the agency issuing the obligation. If the Fund invests in a U.S. Government security that is not backed by the U.S. Government, there is no assurance that the U.S. Government would provide support, and the Fund’s performance could be adversely impacted if there is a deterioration in the financial condition of the issuer.

Twin Oak Active Opportunities II ETF | Leverage Risk
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Leverage Risk. Leverage amplifies changes in the Fund’s NAV and may make the Fund more volatile. Derivatives may create leverage and can result in losses to the Fund that exceed the amount originally invested and may accelerate the rate of losses. There can be no assurance that the Fund’s use of any leverage will be successful. The Fund’s investment exposure can exceed its net assets, sometimes by a significant amount.

Twin Oak Active Opportunities II ETF | New Adviser Risk
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New Adviser Risk. Twin Oak is a newly registered investment adviser and has not had an extensive history of serving as an adviser or sub-adviser to a registered investment company. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund’s intended investment objective.

Twin Oak Active Opportunities II ETF | Operational Risk
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties, or other third parties, failed or inadequate processes and technology or systems failures. The Fund and its Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Twin Oak Active Opportunities II ETF | Options Risk
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Options Risk. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities.

Twin Oak Active Opportunities II ETF | Swap Risk
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Swap Risk. In a standard “swap” transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the “notional amount” of predetermined investments or instruments, which may be adjusted for an interest factor. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to the risk that the counterparty may default on the obligation, and may be difficult to value. Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

Twin Oak Active Opportunities II ETF | Underlying Funds Risk
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Underlying Funds Risk. To the extent the Fund invests in other investment companies, including money market funds and ETFs, its performance will be affected by the performance of those Underlying Funds. Investments in Underlying Funds are subject to the risks of the Underlying Funds’ investments, as well as to the Underlying Funds’ expenses. The Fund may incur brokerage fees in connection with its purchase of ETF shares. An ETF may trade in the secondary market at a price below the value of its underlying portfolio and may not be liquid. An actively managed ETF’s performance will reflect its adviser’s ability to make investment decisions that are suited to achieving the ETF’s investment objectives. A passively managed ETF may not replicate the performance of the index it intends to track.

Twin Oak Active Opportunities II ETF | Asset Allocation Risk
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Asset Allocation Risk. The Fund’s investment performance depends upon the successful allocation by the Adviser of the Fund’s assets among asset classes. There is no guarantee that the Adviser’s allocation techniques and decisions will produce the desired results.

Twin Oak Active Opportunities II ETF | Asset Concentration Risk
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Asset Concentration Risk. Because the Fund may take concentrated positions in certain asset classes from time to time, the Fund’s performance may be hurt disproportionately and significantly by the poor performance of those positions to which it has significant exposure. Asset concentration makes the Fund more susceptible to any single occurrence affecting the underlying positions and may subject the Fund to greater market risk than more diversified funds.

Twin Oak Active Opportunities II ETF | Risk Lose Money [Member]
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Risk [Text Block]	Loss of money is a risk of investing in the Fund.
Twin Oak Active Opportunities II ETF | Risk Nondiversified Status [Member]
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Non-Diversification Risk. The Fund is a non-diversified investment company, which means that more of the Fund’s assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. This may make the value of the Shares more susceptible to certain risks than shares of a diversified investment company. As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Twin Oak Active Opportunities III ETF | Management Risk
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Management Risk. The Fund is subject to the risk of poor investment selection. In other words, the individual investments of the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices may not work to achieve their desired result.

Twin Oak Active Opportunities III ETF | Market Risk
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Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Although the Fund will invest in stocks the Adviser believes will produce less volatility, there is no guarantee that the stocks will perform as expected.

Twin Oak Active Opportunities III ETF | ETF Risk
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ETF Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks: “Authorized Participants, Market Makers and Liquidity Providers Concentration Risk,” “Cash Transactions Risk,” “Secondary Market Trading Risk,” and “Shares May Trade at Prices Other Than NAV Risk.”

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Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as authorized participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Shares. Further, the Fund is utilizing a novel and unique structure, which may affect the number of entities willing to act as APs, market makers and/or liquidity providers.

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Cash Transactions Risk. Unlike certain ETFs, the Fund may effect its creations and redemptions partially or wholly for cash rather than on an in-kind basis. Because of this, the Fund may incur costs such as brokerage costs or be unable to realize certain tax benefits associated with in-kind transfers of portfolio securities that may be realized by other ETFs. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by a transaction fee payable by an AP. Shareholders may be subject to tax on gains they would not otherwise have been subject to and/or at an earlier date than if the Fund had effected redemptions wholly on an in-kind basis.

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Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. Trading may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in the Fund inadvisable. These may include: (a) the extent to which trading is not occurring in the securities and/or the financial instruments composing the Fund’s portfolio; or (b) whether other unusual conditions or circumstances detrimental to the maintenance of a fair and orderly market are present. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

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Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. There is a risk that market prices for Fund Shares will vary significantly from the Fund’s NAV.

To the extent the Fund invests in Underlying Funds, which are also ETFs, the Fund will be further exposed to the above ETF risks.

Twin Oak Active Opportunities III ETF | Derivatives Risk
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Derivatives Risk. Derivatives include instruments and contracts that are based on, and are valued in relation to, one or more underlying securities, financial benchmarks or indices, such as futures and forward contracts. Derivatives typically have economic leverage inherent in their terms. Such leverage will magnify any losses. See “Leverage/Volatility Risk” below. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives is also subject to operational and legal risks. Operational risks generally refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls and human error. Legal risks generally refer to risks of loss resulting from insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract. The primary types of derivatives in which the Fund invests in are swaps and options contracts.

Twin Oak Active Opportunities III ETF | Equity Securities Risk
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Equity Securities Risk. Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Equity securities tend to be more volatile than other investment choices, such as debt and money market instruments. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Funds and Underlying Funds to fluctuate. The value of an investment may decrease in response to overall stock market movements or the value of individual securities. The Fund purchases equity securities traded in the U.S. on registered exchanges or the over-the-counter market.

Twin Oak Active Opportunities III ETF | Counterparty Risk
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Counterparty Risk. Some of the derivatives entered into by the Fund are not traded on an exchange but instead will be privately negotiated in the over-the-counter market. This means that these instruments are traded between counterparties based on contractual relationships. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. A counterparty defaulting on its payment obligations to the Fund will cause the value of an investment in the Fund to decrease.

Twin Oak Active Opportunities III ETF | New Fund Risk
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New Fund Risk. The Fund is a newly organized, management investment company with no operating history. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of Trustees (“Board”) of The RBB Fund Trust (the “Trust”) may determine to liquidate the Fund.

Twin Oak Active Opportunities III ETF | Cyber Security Risk
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Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, the Fund’s investment sub-adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Twin Oak Active Opportunities III ETF | Large Shareholder Risk
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Large Shareholder Risk. Certain large shareholders, including APs, may from time to time own a substantial amount of the Fund’s shares. There is no requirement that these shareholders maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy.

Twin Oak Active Opportunities III ETF | Large Capitalization Companies Risk
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Large Capitalization Companies Risk. The Fund may invest in larger, more established companies, the securities of which may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. The Fund considers large companies to be companies with market capitalizations of $10 billion or greater.

Twin Oak Active Opportunities III ETF | Small and Medium Capitalization Companies Risk
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Small and Medium Capitalization Companies Risk. The Fund may invest in small and medium-size companies, the securities of which can be more volatile in price than those of larger companies. Positions in smaller companies, especially when the Fund is a large holder of a small company’s securities, also may be more difficult or expensive to trade. The Fund considers small companies to be companies with market capitalizations of less than $1 billion and medium-size companies to have market capitalizations of less than $10 billion but greater than or equal to $1 billion.

Twin Oak Active Opportunities III ETF | Affiliated Fund Risk
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Affiliated Fund Risk. Affiliated fund risk is the risk that the Adviser may select investments in other investment companies, including ETFs, (collectively, “Underlying Funds”) for the Fund based on its own financial interests rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Funds because the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds or the Underlying Funds may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

Twin Oak Active Opportunities III ETF | Fixed Income Securities Risks
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●	Fixed Income Securities Risks. Fixed income securities in which the Fund or an Underlying Fund may invest are subject to certain risks, including:

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Bank Loan Risk. The Fund’s investments in secured and unsecured participations in bank loans and assignments of such loans may create substantial risk. In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest. If the Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s share price could be adversely affected. The Fund may invest in loan participations that are rated by a nationally recognized statistical rating organization or are unrated, and may invest in loan participations of any credit quality, including “distressed” companies with respect to which there is a substantial risk of losing the entire amount invested. In addition, certain bank loans in which the Fund may invest may be illiquid and, therefore, difficult to value and/or sell at a price that is beneficial to the Fund.

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Credit Risk. Credit risk is the risk that the issuer of a security will not be able to make payments of interest and principal when due. Deterioration in the financial condition of an issuer or deterioration in general economic conditions could cause an issuer to fail to make timely payments of principal and interest. The value of any underlying collateral, the creditworthiness of the borrower and the priority of the lien are each of great importance. The Adviser cannot guarantee the adequacy of the protection of the Fund’s interests, including the validity or enforceability of the loan and the maintenance of the anticipated priority and perfection of the applicable security interests. Furthermore, the Adviser cannot assure that claims may not be asserted that might interfere with enforcement of the rights of the holder(s) of the relevant debt. Additionally, changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may affect the value of the Fund’s investments in that issuer. A credit agency’s rating represents the organization’s opinion as to the credit quality of a security but is not an absolute standard of quality or guarantee as to the creditworthiness of an issuer. Ratings from a credit agency present an inherent conflict of interest, because the agency is paid by the entities whose securities they rate. Rating agencies may fail to move quickly enough to change ratings in response to changing circumstances, and a rating may not reflect the fine shadings of risks within a given quality grade.

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Floating Rate Securities Risk. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their coupon rates do not reset as high, or as quickly, as comparable market interest rates, and generally carry lower yields than fixed-rate securities of the same maturity. Although floating rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to credit risk, which could impair their value.

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High Yield Securities Risk. High-yield securities or junk bonds are often considered to be speculative and involve greater risk of default or price changes than investment grade fixed-income securities due to changes in the issuer’s or the market’s perception of an issuer’s creditworthiness. Therefore, the Fund’s investments in high-yield securities expose it to a substantial degree of credit risk. The issuers of these securities may not be as financially strong as the issuers of higher rated securities. Prices of lower-rated securities have been found to be less sensitive to interest rate changes and more sensitive to adverse economic changes and individual corporate developments than more highly rated investments. When a security’s rating is reduced below investment grade, it may be more difficult for the Fund to receive income from its investment.

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Interest Rate Risk. Interest rate changes can be sudden and unpredictable and a wide variety of factors can cause interest rates to rise, such as central bank monetary policies, inflation rates, supply and demand and general economic conditions. The value of the Fund’s shares generally is expected to increase during periods of falling interest rates and to decrease during periods of rising interest rates. The magnitude of these fluctuations will generally be greater if the Fund holds securities with longer maturities or lower quality ratings. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates fall. The Fund is also subject to the risk that the income generated by its investments may not keep pace with inflation. Interest rates in the United States and many other countries have risen in recent periods and may continue to remain elevated for the foreseeable future. Because longer-term inflationary pressure may result from the U.S. government’s fiscal policies, the Fund may experience higher interest rates over its investment horizon. Additionally, as a result of increasing interest rates, reserves held by banks and other financial institutions in bonds and other debt securities could face a significant decline in value relative to deposits and liabilities, which coupled with general economic headwinds resulting from a changing interest rate environment, creates liquidity pressures at such institutions. As a result, certain sectors of the credit markets could experience significant declines in liquidity, and it is possible that the Fund will not be able to manage this risk effectively.

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Liquidity Risk. Liquidity risk is the risk that a limited market for a security may make it difficult for that security to be sold at an advantageous time or price, which could prevent the Fund from selling the security at the approximate price that it is valued or the time it desires to sell. Liquidity risk may be magnified during times of instability in the credit markets, rising interest rates, high selling activity, or other circumstances where investor redemptions from fixed income securities may be higher than normal. The capacity of traditional dealers to engage in fixed income trading has not kept pace with the fixed income market’s growth, causing dealer inventories to be at or near historical lows relative to market size. The reduction in dealer inventories could lead to decreased liquidity, increased volatility and wider spreads, which may become exacerbated during periods of economic or political stress. Lower rated securities may be subject to greater levels of liquidity risk. If a fixed income security is downgraded or declines in price, the market demand may be limited, making that security difficult to sell. Additionally, the market for certain fixed-income securities may become illiquid under adverse market or economic conditions, independent of any specific adverse changes in the conditions of a particular issuer.

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Maturity Risk. Longer-term securities generally have greater price fluctuations and are more sensitive to interest rate changes than shorter-term securities. Therefore, the Fund may experience greater price fluctuations when it holds securities with longer maturities.

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Mortgage Backed and Asset-Backed Securities. Asset-backed securities may be affected by factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit or other credit enhancements or the market’s assessment of the quality of the underlying security. Investments in mortgage- and asset-backed securities are subject to prepayment or call risk, which is the risk that payments from the borrower may be received earlier than expected due to changes in the rate at which the underlying loans are prepaid. Securities may be prepaid at a price less than the original purchase value.

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Other Asset-Backed Securities. Asset-backed securities may be affected by factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit or other credit enhancements or the market’s assessment of the quality of the underlying security.

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U.S. Government Securities. Some U.S. Government securities, such as U.S. Government agency notes and bonds, are neither insured nor guaranteed by the U.S. Government, meaning they are only supported by the right of the issuer to borrow from the U.S. Government or by the credit of the agency issuing the obligation. If the Fund invests in a U.S. Government security that is not backed by the U.S. Government, there is no assurance that the U.S. Government would provide support, and the Fund’s performance could be adversely impacted if there is a deterioration in the financial condition of the issuer.

Twin Oak Active Opportunities III ETF | Leverage Risk
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Leverage Risk. Leverage amplifies changes in the Fund’s NAV and may make the Fund more volatile. Derivatives may create leverage and can result in losses to the Fund that exceed the amount originally invested and may accelerate the rate of losses. There can be no assurance that the Fund’s use of any leverage will be successful. The Fund’s investment exposure can exceed its net assets, sometimes by a significant amount.

Twin Oak Active Opportunities III ETF | New Adviser Risk
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New Adviser Risk. Twin Oak is a newly registered investment adviser and has not had an extensive history of serving as an adviser or sub-adviser to a registered investment company. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund’s intended investment objective.

Twin Oak Active Opportunities III ETF | Operational Risk
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties, or other third parties, failed or inadequate processes and technology or systems failures. The Fund and its Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Twin Oak Active Opportunities III ETF | Options Risk
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Options Risk. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities.

Twin Oak Active Opportunities III ETF | Swap Risk
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Swap Risk. In a standard “swap” transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the “notional amount” of predetermined investments or instruments, which may be adjusted for an interest factor. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to the risk that the counterparty may default on the obligation, and may be difficult to value. Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

Twin Oak Active Opportunities III ETF | Underlying Funds Risk
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Underlying Funds Risk. To the extent the Fund invests in other investment companies, including money market funds and ETFs, its performance will be affected by the performance of those Underlying Funds. Investments in Underlying Funds are subject to the risks of the Underlying Funds’ investments, as well as to the Underlying Funds’ expenses. The Fund may incur brokerage fees in connection with its purchase of ETF shares. An ETF may trade in the secondary market at a price below the value of its underlying portfolio and may not be liquid. An actively managed ETF’s performance will reflect its adviser’s ability to make investment decisions that are suited to achieving the ETF’s investment objectives. A passively managed ETF may not replicate the performance of the index it intends to track.

Twin Oak Active Opportunities III ETF | Asset Allocation Risk
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Asset Allocation Risk. The Fund’s investment performance depends upon the successful allocation by the Adviser of the Fund’s assets among asset classes. There is no guarantee that the Adviser’s allocation techniques and decisions will produce the desired results.

Twin Oak Active Opportunities III ETF | Asset Concentration Risk
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Asset Concentration Risk. Because the Fund may take concentrated positions in certain asset classes from time to time, the Fund’s performance may be hurt disproportionately and significantly by the poor performance of those positions to which it has significant exposure. Asset concentration makes the Fund more susceptible to any single occurrence affecting the underlying positions and may subject the Fund to greater market risk than more diversified funds.

Twin Oak Active Opportunities III ETF | Foreign Market and Trading Risk
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Foreign Market and Trading Risk. The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for the Fund to buy and sell securities. These factors could result in a loss to the Fund by causing the Fund to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing Fund assets to be uninvested for some period of time. In addition, where all or portion of the Fund’s underlying securities trade in a foreign market that is closed when the market in which the Fund’s Shares are listed is open for trading, there may be changes between the last quote of the underlying securities’ value in the closed foreign market and the value of such underlying securities during the Fund’s domestic trading day.

Twin Oak Active Opportunities III ETF | Risk Lose Money [Member]
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Risk [Text Block]	Loss of money is a risk of investing in the Fund.
Twin Oak Active Opportunities III ETF | Risk Nondiversified Status [Member]
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Non-Diversification Risk. The Fund is a non-diversified investment company, which means that more of the Fund’s assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. This may make the value of the Shares more susceptible to certain risks than shares of a diversified investment company. As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Twin Oak Endure ETF | Management Risk
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Management Risk. The Fund is subject to the risk of poor investment selection. In other words, the individual investments of the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices may not work to achieve their desired result.

Twin Oak Endure ETF | Liquidity Risk
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Liquidity Risk. The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in derivative instruments involve the risk that the Fund may be unable to sell the derivative instrument or sell it at a reasonable price.

Twin Oak Endure ETF | Market Risk
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Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Although the Fund will invest in stocks the Adviser believes will produce less volatility, there is no guarantee that the stocks will perform as expected.

Twin Oak Endure ETF | ETF Risk
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ETF Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks: “Authorized Participants, Market Makers and Liquidity Providers Concentration Risk,” “Cash Transactions Risk,” “Secondary Market Trading Risk,” and “Shares May Trade at Prices Other Than NAV Risk.”

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Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as authorized participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Shares. Further, the Fund is utilizing a novel and unique structure, which may affect the number of entities willing to act as APs, market makers and/or liquidity providers.

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Cash Transactions Risk. Unlike certain ETFs, the Fund may effect its creations and redemptions partially or wholly for cash rather than on an in-kind basis. Because of this, the Fund may incur costs such as brokerage costs or be unable to realize certain tax benefits associated with in-kind transfers of portfolio securities that may be realized by other ETFs. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by a transaction fee payable by an AP. Shareholders may be subject to tax on gains they would not otherwise have been subject to and/or at an earlier date than if the Fund had effected redemptions wholly on an in-kind basis.

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Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. Trading may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in the Fund inadvisable. These may include: (a) the extent to which trading is not occurring in the securities and/or the financial instruments composing the Fund’s portfolio; or (b) whether other unusual conditions or circumstances detrimental to the maintenance of a fair and orderly market are present. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

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Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. There is a risk that market prices for Fund Shares will vary significantly from the Fund’s NAV.

Twin Oak Endure ETF | Derivatives Risk
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Derivatives Risk. Derivatives include instruments and contracts that are based on, and are valued in relation to, one or more underlying securities, financial benchmarks or indices, such as futures, options, swap and forward contracts. Derivatives typically have economic leverage inherent in their terms. Such leverage will magnify any losses. See “Leverage Risk” below. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives is also subject to operational and legal risks. Operational risks generally refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls and human error. Legal risks generally refer to risks of loss resulting from insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract. The primary types of derivatives in which the Fund invests in are swaps and options contracts.

Twin Oak Endure ETF | Equity Securities Risk
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Equity Securities Risk. Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Equity securities tend to be more volatile than other investment choices, such as debt and money market instruments. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Funds and Underlying Funds to fluctuate. The value of an investment may decrease in response to overall stock market movements or the value of individual securities. The Fund purchases equity securities traded in the U.S. on registered exchanges or the over-the-counter market.

Twin Oak Endure ETF | Counterparty Risk
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Counterparty Risk. Some of the derivatives entered into by the Fund are not traded on an exchange but instead will be privately negotiated in the over-the-counter market. This means that these instruments are traded between counterparties based on contractual relationships. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. A counterparty defaulting on its payment obligations to the Fund will cause the value of an investment in the Fund to decrease.

Twin Oak Endure ETF | New Fund Risk
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New Fund Risk. The Fund is a newly organized, management investment company with a limited operating history. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of Trustees (“Board”) of The RBB Fund Trust (the “Trust”) may determine to liquidate the Fund.

Twin Oak Endure ETF | Cyber Security Risk
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Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, the Fund’s investment sub-adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Twin Oak Endure ETF | Large Shareholder Risk
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Large Shareholder Risk. Certain large shareholders, including APs, may from time to time own a substantial amount of the Fund’s shares. There is no requirement that these shareholders maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy.

Twin Oak Endure ETF | Large Capitalization Companies Risk
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Large Capitalization Companies Risk. The Fund may invest in larger, more established companies, the securities of which may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. The Fund considers large companies to be companies with market capitalizations of $10 billion or greater.

Twin Oak Endure ETF | Small and Medium Capitalization Companies Risk
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Small and Medium Capitalization Companies Risk. The Fund may invest in small and medium-size companies, the securities of which can be more volatile in price than those of larger companies. Positions in smaller companies, especially when the Fund is a large holder of a small company’s securities, also may be more difficult or expensive to trade. The Fund considers small companies to be companies with market capitalizations of less than $1 billion and medium-size companies to have market capitalizations of less than $10 billion but greater than or equal to $1 billion.

Twin Oak Endure ETF | Affiliated Fund Risk
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Affiliated Fund Risk. Affiliated fund risk is the risk that the Adviser may select investments in other investment companies, including ETFs, (collectively, “Underlying Funds”) for the Fund based on its own financial interests rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Funds because the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds or the Underlying Funds may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

Twin Oak Endure ETF | Leverage Risk
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Leverage Risk. Leverage amplifies changes in the Fund’s NAV and may make the Fund more volatile. Derivatives may create leverage and can result in losses to the Fund that exceed the amount originally invested and may accelerate the rate of losses. There can be no assurance that the Fund’s use of any leverage will be successful. The Fund’s investment exposure can exceed its net assets, sometimes by a significant amount.

Twin Oak Endure ETF | New Adviser Risk
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New Adviser Risk. Twin Oak is a newly registered investment adviser and has not had an extensive history of serving as an adviser or sub-adviser to a registered investment company. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund’s intended investment objective.

Twin Oak Endure ETF | Operational Risk
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties, or other third parties, failed or inadequate processes and technology or systems failures. The Fund and its Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Twin Oak Endure ETF | Options Risk
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Options Risk. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities.

Twin Oak Endure ETF | Swap Risk
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Swap Risk. In a standard “swap” transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the “notional amount” of predetermined investments or instruments, which may be adjusted for an interest factor. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to the risk that the counterparty may default on the obligation, and may be difficult to value. Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

Twin Oak Endure ETF | Underlying Funds Risk
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Underlying Funds Risk. To the extent the Fund invests in other investment companies, including money market funds and ETFs, its performance will be affected by the performance of those Underlying Funds. Investments in Underlying Funds are subject to the risks of the Underlying Funds’ investments, as well as to the Underlying Funds’ expenses. The Fund may incur brokerage fees in connection with its purchase of ETF shares. An ETF may trade in the secondary market at a price below the value of its underlying portfolio and may not be liquid. An actively managed ETF’s performance will reflect its adviser’s ability to make investment decisions that are suited to achieving the ETF’s investment objectives. A passively managed ETF may not replicate the performance of the index it intends to track.

Twin Oak Endure ETF | Risk Lose Money [Member]
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Risk [Text Block]	Loss of money is a risk of investing in the Fund.
Twin Oak Endure ETF | Risk Nondiversified Status [Member]
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Non-Diversification Risk. The Fund is a non-diversified investment company, which means that more of the Fund’s assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. This may make the value of the Shares more susceptible to certain risks than shares of a diversified investment company. As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

MUFG Japan Small Cap Active ETF | Market Risk
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Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets.

MUFG Japan Small Cap Active ETF | ETF Risk
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ETF Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks: “Authorized Participants, Market Makers and Liquidity Providers Concentration Risk,” “Secondary Market Trading Risk,” and “Shares May Trade at Prices Other Than NAV Risk.”

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Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Shares.

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Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. Trading may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in the Fund inadvisable. These may include: (a) the extent to which trading is not occurring in the securities and/or the financial instruments composing the Fund’s Portfolio; or (b) whether other unusual conditions or circumstances detrimental to the maintenance of a fair and orderly market are present. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

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Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

MUFG Japan Small Cap Active ETF | Preferred Stock Risk
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Preferred Stock Risk. Preferred stocks are equity securities that pay dividends at a specific rate or that have a preference over common stocks in dividend payments or the liquidation of assets. Preferred stocks often behave like debt securities, but have a lower payment priority than the issuer’s bonds or other debt securities. Therefore, they may be subject to greater credit risk than those of debt securities. A preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status.

MUFG Japan Small Cap Active ETF | Currency Risk
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Currency Risk. Currency risk results from changes in the rate of exchange between the currency of the country in which a foreign company is domiciled or keeps its books and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency itself in connection with its purchases and sales of foreign securities, changes in the exchange rate add to or subtract from the value of the investment in U.S. dollars. The Fund generally does not seek to hedge currency risk.

MUFG Japan Small Cap Active ETF | New Fund Risk
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New Fund Risk. The Fund is a newly organized, management investment company with a limited operating history. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of Trustees of the Trust (“Board”) may determine to liquidate the Fund.

MUFG Japan Small Cap Active ETF | Cyber Security Risk
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Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund, Adviser, Sub-Adviser, and Exchange Traded Concepts, LLC (the “Trading Adviser”) have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund, Adviser, Sub-Adviser or Trading Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

MUFG Japan Small Cap Active ETF | Sector Risk
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Sector Risk. To the extent the Fund emphasizes investments in particular sectors of the economy, the Fund will be subject to a greater degree of risks particular to those sectors. Market conditions, interest rates, and economic, regulatory, financial or geopolitical developments could significantly affect securities in particular sectors. Depending on the weightings of the Fund’s investments in particular sectors, the Fund may have increased exposure to price movements of securities in those sectors.

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Industrials Sector Risk. Companies in the industrials sector could be affected by, among other things, government regulation, world events and economic conditions, insurance costs, and labor relations issues.

MUFG Japan Small Cap Active ETF | Active Management Risk
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●	Active Management Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Sub-Adviser’s investment approach may fail to produce the intended result.

MUFG Japan Small Cap Active ETF | Common Stock Risk
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Common Stock Risk. Investments in common stocks are subject to market, economic and business risks that will cause their price to fluctuate over time. Therefore, an investment in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations.

MUFG Japan Small Cap Active ETF | Equity Markets Risk
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Equity Markets Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

MUFG Japan Small Cap Active ETF | Inflation and Deflation Risk
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Inflation and Deflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and any distributions thereon may decline. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in economic policies, and the Fund’s investments may not keep pace with inflation, which may result in losses to the Fund’s shareholders. Deflation risk is the risk that the prices of goods and services in the U.S. and many foreign economies may decline over time. Deflation may have an adverse effect on stock prices and the creditworthiness of issuers and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and be difficult to reverse.

MUFG Japan Small Cap Active ETF | Large Shareholder Risk
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Large Shareholder Risk. Certain large shareholders, including APs, may from time to time own a substantial amount of the Fund’s shares. There is no requirement that these shareholders maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy.

MUFG Japan Small Cap Active ETF | Securities Lending Risk
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Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker- dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

MUFG Japan Small Cap Active ETF | Valuation Risk
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Valuation Risk. The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

MUFG Japan Small Cap Active ETF | Depositary Receipts Risk
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Depositary Receipts Risk. The Fund may purchase depositary receipts (American Depositary Receipts (“ADRs”), European Depositary receipts (“EDRs”), Global Depositary receipts (“GDRs”), and Non-Voting Depositary Receipts (“NVDRs”)) to facilitate its investments in foreign securities. By investing in ADRs rather than investing directly in the securities of foreign issuers, the Fund can avoid currency risks during the settlement period for purchase and sales. However, ADRs do not eliminate all the risks inherent in investing in the securities of foreign issuers. Depositary receipts may be issued in a sponsored program, in which an issuer has made arrangements to have its securities traded in the form of depositary receipts, or in an unsponsored program, in which the issuer may not be directly involved. The holders of depositary receipts that are unsponsored generally bear various costs associated with the facilities, while a larger portion of the costs associated with sponsored depositary receipts are typically borne by the foreign issuers.

MUFG Japan Small Cap Active ETF | Foreign Custody Risk
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Foreign Custody Risk. The Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

MUFG Japan Small Cap Active ETF | Other Investment Company Risk
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Other Investment Company Risk. To the extent the Fund holds shares of other investment companies, including ETFs, its performance will be affected by the performance of those other investment companies. Investments in other investment companies are subject to the risks of the other investment companies’ investments, as well as to the other investment companies’ expenses. As a result, shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests, and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. An ETF may trade in the secondary market at a price below the value of its underlying portfolio and may not be liquid. An actively managed ETF’s performance will reflect its adviser’s ability to make investment decisions that are suited to achieving the ETF’s investment objectives. A passively managed ETF may not replicate the performance of the index it intends to track.

MUFG Japan Small Cap Active ETF | Emerging Market Countries Risk
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Emerging Market Countries Risk. Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign markets. In many less developed markets, there is less governmental supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than there is in more developed markets. The securities markets of certain countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those of more developed markets. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets.

MUFG Japan Small Cap Active ETF | Foreign Investments Risk
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Foreign Investments Risk. The Fund invests in the securities of foreign companies. Investing in securities of foreign companies involves risks generally not associated with investments in the securities of U.S. companies, including the risks associated with fluctuations in foreign currency exchange rates, more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability. Foreign securities in which the Fund invests may be traded in markets that close before the time that the Fund calculates its NAV. Furthermore, certain foreign securities in which the Fund invests may be listed on foreign exchanges that trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of the Fund’s holdings may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

MUFG Japan Small Cap Active ETF | Initial Public Offerings
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Initial Public Offerings. To the extent consistent with its investment policies and limitations, the Fund may purchase stock in an IPO. An IPO is a company’s first offering of stock to the public. Risks associated with IPOs may include considerable fluctuation in the market value of IPO shares due to certain factors, such as the absence of a prior public market, unseasoned trading, a limited number of shares available for trading, lack of information about the issuer and limited operating history. The purchase of IPO shares may involve high transaction costs.

MUFG Japan Small Cap Active ETF | Japanese Securities Risk
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Japanese Securities Risk. Because a significant portion of the assets of the Fund are invested in Japanese securities, the Fund’s performance is expected to be closely tied to the political, social and economic conditions within Japan. The Japanese economy has at times in the past been negatively affected by government intervention and protectionism, a deflationary macroeconomic environment, a heavy reliance on international trade and natural disasters. These factors, as well as an aging population, increases in government debt and changes to fiscal, monetary, or trade policies, may affect Japanese markets and the Fund’s performance. As such, the Fund’s performance may be more volatile than the performance of funds that are more geographically diverse.

MUFG Japan Small Cap Active ETF | REIT and Real Estate Risk
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REIT and Real Estate Risk. The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. In connection with the Fund’s investments in REITs, the Fund is also subject to risks associated with extended vacancies of properties or defaults by borrowers or tenants, particularly during periods of disruptions to business operations or an economic downturn.

MUFG Japan Small Cap Active ETF | Small-Cap Companies Risk
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Small-Cap Companies Risk. Securities of companies with small capitalizations tend to be riskier than securities of companies with large capitalizations. This is because small companies typically have smaller product lines and less access to liquidity than large cap companies, and are therefore more sensitive to economic downturns. In addition, growth prospects of small cap companies tend to be less certain than large cap companies, and the dividends paid on small cap stocks are frequently negligible. Moreover, small cap stocks have, on occasion, fluctuated in the opposite direction of large cap stocks or the general stock market. Consequently, securities of small cap companies tend to be more volatile than those of large cap companies. The market for small cap securities may be thinly traded and as a result, greater fluctuations in the price of and small cap securities may occur.

MUFG Japan Small Cap Active ETF | Risk Lose Money [Member]
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Risk [Text Block]	Loss of money is a risk of investing in the Fund.